UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Basic Materials (0.6%)
	Alpha Natural Resources, Inc., Term Loan
$39,698	3.500%, 5/22/2020	$35,364
	Fortescue Metals Group, Ltd., Term Loan
127,757	3.750%, 6/30/2019	124,943
	Ineos Group Holdings, Ltd., Term Loan
90,848	3.750%, 5/4/2018	88,892
	NewPage Corporation, Term Loan
90,000	9.500%, 2/11/2021	89,910
	Tronox Pigments BV, Term Loan
84,430	4.000%, 3/19/2020	83,702
	Wausau Paper Corporation, Term Loan
74,812	6.500%, 7/30/2020	73,503

	Total	496,314

Capital Goods (0.7%)
	ADS Waste Holdings, Inc., Term Loan
90,844	3.750%, 10/9/2019	88,301
	Berry Plastics Group, Inc., Term Loan
120,234	3.500%, 2/8/2020	116,995
	Rexnord, LLC, Term Loan
91,080	4.000%, 8/21/2020	89,502
	Silver II Borrower, Term Loan
87,166	4.000%, 12/13/2019	85,559
	STHI Holding Corporation, Term Loan
150,000	4.500%, 8/6/2021[b,c]	148,594

	Total	528,951

Communications Services (3.4%)
	Atlantic Broadband Penn, LLC, Term Loan
149,583	3.250%, 11/30/2019	146,030
	Birch Communication Inc., Term Loan
90,000	7.750%, 7/17/2020	87,750
	Cengage Learning Aquisitions, Term Loan
59,700	7.000%, 3/31/2020	59,572
	Charter Communications Operating, LLC, Term Loan
73,813	3.000%, 7/1/2020	71,572
45,425	3.000%, 1/3/2021	44,025
	Cincinnati Bell, Inc., Term Loan
91,080	4.000%, 9/10/2020	90,169
	Clear Channel Communications, Inc., Term Loan
92,000	6.904%, 1/30/2019	87,795
	Cumulus Media Holdings, Inc., Term Loan
81,858	4.250%, 12/23/2020[b,c]	80,391

Principal Amount	Bank Loans (10.6%)[a]	Value
Communications Services (3.4%) - continued
	Fairpoint Communications, Term Loan
$90,847	7.500%, 2/14/2019	$92,040
	Grande Communications Networks, LLC, Term Loan
90,851	4.500%, 5/29/2020	90,283
	Gray Television, Inc., Term Loan
169,627	3.750%, 6/13/2021[b,c]	166,871
	IMG Worldwide, Inc., Term Loan
59,850	5.250%, 5/6/2021	58,877
	Integra Telecom Holdings, Inc., Term Loan
90,847	5.250%, 2/22/2019	90,080
	Intelsat Jackson Holdings SA, Term Loan
119,444	3.750%, 6/30/2019	117,354
	Level 3 Communications, Inc., Term Loan
121,000	4.000%, 8/1/2019	118,731
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
80,000	4.500%, 1/7/2022	79,334
	LTS Buyer, LLC, Term Loan
108,037	4.000%, 4/13/2020	106,034
	MCC Georgia, LLC, Term Loan
69,825	3.750%, 6/30/2021	69,272
	McGraw-Hill Global Education, LLC, Term Loan
77,743	5.750%, 3/22/2019	77,801
	NEP/NCP Holdco, Inc., Term Loan
91,081	4.250%, 1/22/2020	88,651
	NTelos, Inc., Term Loan
90,841	5.750%, 11/9/2019	90,463
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
69,208	5.500%, 7/31/2018	68,819
	SBA Senior Finance II, LLC, Term Loan
99,750	0.000%, 3/24/2021[b,c]	97,520
	TNS, Inc., Term Loan
64,102	5.000%, 2/14/2020	63,702
	Univision Communications, Inc., Term Loan
90,852	4.000%, 3/1/2020	89,092
	Virgin Media Investment Holdings, Ltd., Term Loan
69,000	3.500%, 6/7/2020	67,118
	WideOpenWest Finance, LLC, Term Loan
79,491	4.750%, 4/1/2019	79,149
	XO Communications, LLC, Term Loan
99,600	4.250%, 3/20/2021[b,c]	98,458
	Yankee Cable Acquisition, LLC, Term Loan
90,270	4.500%, 3/1/2020	89,931

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Communications Services (3.4%) - continued
	Zayo Group, LLC, Term Loan
$79,484	4.000%, 7/2/2019	$78,233

	Total	2,645,117

Consumer Cyclical (2.0%)
	Amaya Gaming Group, Inc., Term Loan
137,500	5.000%, 8/1/2021	135,560
	Bally Technologies, Inc., Term Loan
48,103	4.250%, 11/25/2020	47,842
	Burlington Coat Factory Warehouse Corporation, Term Loan
125,958	4.250%, 8/13/2021	124,514
	Ceridian Corporation, Term Loan
44,557	4.152%, 5/9/2017	44,363
44,558	4.500%, 5/9/2017	44,001
	Chrysler Group, LLC, Term Loan
59,700	3.250%, 12/31/2018	58,581
	Golden Nugget, Inc., Delayed Draw
10,719	5.500%, 11/21/2019	10,764
	Golden Nugget, Inc., Term Loan
25,011	5.500%, 11/21/2019	25,115
	Hilton Worldwide Finance, LLC, Term Loan
99,698	3.500%, 10/26/2020	98,036
	J.C. Penney Corporation, Inc., Term Loan
90,850	6.000%, 5/22/2018	90,555
	Las Vegas Sands, LLC, Term Loan
19,850	3.250%, 12/19/2020	19,707
	Marina District Finance Company, Inc., Term Loan
59,550	6.750%, 8/15/2018	59,431
	MGM Resorts International, Term Loan
128,825	3.500%, 12/20/2019	126,410
	Michaels Stores, Inc. Term Loan
70,000	4.000%, 1/28/2020	69,173
	Mohegan Tribal Gaming Authority, Term Loan
53,595	5.500%, 11/19/2019	52,590
	Pinnacle Entertainment, Inc., Term Loan
143,474	3.750%, 8/13/2020	141,441
	ROC Finance, LLC, Term Loan
91,080	5.000%, 6/20/2019	86,906
	Scientific Games International, Inc., Term Loan
91,310	4.250%, 10/18/2020	89,427
	Seminole Hard Rock Entertainment, Inc., Term Loan
149,620	0.000%, 5/14/2020[b,c]	146,565

Principal Amount	Bank Loans (10.6%)[a]	Value
Consumer Cyclical (2.0%) - continued
	Seminole Indian Tribe of Florida, Term Loan
$57,742	3.000%, 4/29/2020	$57,291
	Toys R Us, Inc., Term Loan
90,792	5.250%, 5/25/2018	83,717

	Total	1,611,989

Consumer Non-Cyclical (1.3%)
	Albertsons, Inc., Term Loan
141,062	4.750%, 3/21/2019	140,269
	Biomet, Inc., Term Loan
92,964	3.655%, 7/25/2017	92,218
	Catalina Marketing Corporation, Term Loan
59,850	4.500%, 4/9/2021	58,159
	CHS/Community Health Systems, Inc., Term Loan
12,456	3.485%, 1/25/2017	12,381
33,199	4.250%, 1/27/2021	33,077
	Del Monte Corporation, Term Loan
85,670	3.500%, 3/9/2020	82,136
	JBS USA, LLC, Term Loan
60,652	3.750%, 5/25/2018	59,743
39,899	0.000%, 9/18/2020[b,c]	39,301
	Libbey Glass, Inc., Term Loan
124,688	3.750%, 4/9/2021[b,c]	123,363
	Ortho-Clinical Diagnostics, Inc., Term Loan
99,750	4.750%, 6/30/2021	98,456
	Roundy’s Supermarkets, Inc., Term Loan
70,983	5.750%, 3/3/2021	67,049
	Supervalu, Inc., Term Loan
130,517	4.500%, 3/21/2019	127,980
	Visant Corporation, Term Loan
56,653	7.000%, 9/23/2021	55,910

	Total	990,042

Energy (0.7%)
	Arch Coal, Inc., Term Loan
90,841	6.250%, 5/16/2018	83,034
	Energy Solutions, LLC, Term Loan
89,775	6.750%, 5/29/2020	90,897
	Exgen Renewables I, LLC, Term Loan
39,666	5.250%, 2/6/2021	39,865
	McJunkin Red Man Corporation, Term Loan
84,449	5.517%, 11/8/2019[b,c]	84,326
	Offshore Group Investment, Ltd., Term Loan
99,596	5.750%, 3/28/2019	95,301
	Pacific Drilling SA, Term Loan
68,138	4.500%, 6/3/2018	65,781

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Energy (0.7%) - continued
	TerraForm Power Operating, LLC, Term Loan
$89,775	4.750%, 7/23/2019	$89,999

	Total	549,203

Financials (0.8%)
	Delos Finance Sarl, Term Loan
100,000	3.500%, 3/6/2021	98,583
	DJO Finance, LLC, Term Loan
120,237	4.250%, 9/15/2017[b,c]	119,210
	Harland Clarke Holdings Corporation, Term Loan
89,125	7.000%, 5/22/2018	89,850
	MPH Acquisition Holdings, LLC, Term Loan
148,598	4.000%, 3/31/2021	144,977
	TransUnion, LLC, Term Loan
59,700	4.000%, 4/9/2021	58,693
	WaveDivision Holdings, LLC, Term Loan
111,638	4.000%, 10/15/2019	109,684

	Total	620,997

Technology (0.6%)
	Avago Technologies, Ltd., Term Loan
99,750	3.750%, 5/6/2021	98,765
	BMC Software, Inc., Term Loan
88,116	5.000%, 9/10/2020	86,574
	First Data Corporation, Term Loan
92,000	3.655%, 3/23/2018	90,131
	Freescale Semiconductor, Inc., Term Loan
90,852	4.250%, 2/28/2020	89,391
	Infor US, Inc., Term Loan
84,787	3.750%, 6/3/2020	82,799

	Total	447,660

Transportation (0.3%)
	American Airlines, Inc., Term Loan
90,850	3.750%, 6/27/2019	89,169
	Delta Air Lines, Inc., Term Loan
79,589	3.250%, 4/20/2017	78,554
	OSG Bulk Ships, Inc., Term Loan
94,763	5.250%, 8/5/2019	94,092

	Total	261,815

Utilities (0.2%)
	Calpine Corporation, Term Loan
34,059	4.000%, 4/1/2018	33,742
29,775	4.000%, 10/31/2020	29,440

Principal Amount	Bank Loans (10.6%)[a]	Value
Utilities (0.2%) - continued
	Intergen NV, Term Loan
$90,850	5.500%, 6/15/2020	$90,907

	Total	154,089

	Total Bank Loans (cost $8,420,648)	8,306,177

Shares	Common Stock (66.9%)	Value
Consumer Discretionary (6.7%)
200	Amazon.com, Inc.[d]	64,488
6,700	Barnes & Noble, Inc.[d]	132,258
2,000	Bayerische Motoren Werke AG	213,750
5,850	Best Buy Company, Inc.	196,501
4,700	Canon Marketing Japan, Inc.	90,540
4,300	Casio Computer Company, Ltd.	71,858
500	Charter Communications, Inc.[d]	75,685
9,145	Comcast Corporation	491,818
22,200	Dixons Carphone plc	131,624
9,650	Dollar Tree, Inc.[d]	541,075
12,300	EDION Corporation	77,722
8,600	Hakuhodo Dy Holdings, Inc.	87,061
3,200	Hennes & Mauritz AB	132,320
27,128	Home Retail Group plc	73,062
9,900	Honda Motor Company, Ltd.	339,667
27,300	ITV plc	91,664
3,300	Kohl’s Corporation	201,399
7,650	Lowe’s Companies, Inc.	404,838
46,000	Luk Fook Holdings International, Ltd.	133,797
2,400	Madison Square Garden Company[d]	158,688
9,250	Nautilus, Inc.[d]	110,722
1,600	Pandora AS	124,923
1,700	REA Group, Ltd.	64,305
1,200	Renault SA	86,808
800	RTL Group SA	68,501
12,000	Sekisui House, Ltd.	141,429
58,800	Seven West Media, Ltd.	82,658
38,000	SJM Holdings, Ltd.	72,347
21,800	Sky Network Television, Ltd.	107,153
5,000	Societe Television Francaise 1	67,380
7,700	Sumitomo Forestry Company, Ltd.	82,851
5,900	Suzuki Motor Corporation	195,675
5,010	Thomson Reuters Corporation	182,414
35,290	Trinity Mirror plc[d]	96,542
400	Volkswagen AG	82,604

	Total	5,276,127

Consumer Staples (4.8%)
1,300	British American Tobacco plc	73,255
9,199	Coca-Cola Company	392,429
3,950	Coca-Cola Enterprises, Inc.	175,222
5,450	CVS Health Corporation	433,766
6,795	Imperial Tobacco Group plc	292,563
2,660	Interparfums SA	68,505
1,700	Kerry Group plc	120,477
1,700	Nestle SA	124,935
35,100	Nippon Suisan Kaisha, Ltd.[d]	92,456
7,160	Procter & Gamble Company	599,578

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (66.9%)	Value
Consumer Staples (4.8%) - continued
25,650	Rite Aid Corporation[d]	$124,146
8,776	Wal-Mart Stores, Inc.	671,101
2,942	Wesfarmers, Ltd.	108,418
4,550	WhiteWave Foods Company[d]	165,302
4,100	Whole Foods Market, Inc.	156,251
47,000	Wilmar International, Ltd.	113,684

	Total	3,712,088

Energy (7.1%)
700	Anadarko Petroleum Corporation	71,008
3,750	Apache Corporation	352,012
39,797	Bankers Petroleum, Ltd.[d]	191,532
60,817	BP plc	444,894
10,045	BW LPG, Ltd.[e]	126,787
9,750	Cabot Oil & Gas Corporation	318,727
4,500	CAT Oil AG	85,280
10,950	Comstock Resources, Inc.	203,889
14,500	Eni SPA	344,032
3,650	Ensco plc	150,781
5,450	EOG Resources, Inc.	539,659
11,200	ERG SPA	137,997
8,781	Exxon Mobil Corporation	825,853
7,600	Marathon Oil Corporation	285,684
4,846	Pacific Rubiales Energy Corporation	81,261
7,500	Pioneer Energy Services Corporation[d]	105,150
9,600	Royal Dutch Shell plc, Class B	379,524
21,800	Showa Shell Sekiyu KK	207,981
4,750	Southwestern Energy Company[d]	166,013
4,900	Total SA	317,297
2,300	Whiting Petroleum Corporation[d]	178,365

	Total	5,513,726

Financials (14.2%)
8,747	Aberdeen Asia-Pacific Income Fund, Inc.	51,607
3,026	Aflac, Inc.	176,264
11,450	AmTrust Financial Services, Inc.	455,939
3,464	Australia & New Zealand Banking Group, Ltd.	93,639
50,900	Bank Leumi Le-Israel BMd	206,153
1,934	Bank of Nova Scotia	119,620
6,400	Cash America International, Inc.	280,320
19,000	Cheung Kong Holdings, Ltd.	312,549
10,050	Citigroup, Inc.	520,791
2,000	Cohen & Steers REIT and Preferred Income Fund, Inc.	34,940
3,634	Coresite Realty Corporation	119,450
5,100	Discover Financial Services	328,389
1,500	Doubleline Income Solutions Fund	32,475
1,400	Erie Indemnity Company	106,134
9,900	F.N.B. Corporation	118,701
7,250	First Financial Bancorp	114,767
1,625	First Trust High Income Long/ Short Fund	27,771
11,600	Hang Seng Bank, Ltd.	186,144
3,400	Horace Mann Educators Corporation	96,934
42,492	HSBC Holdings plc	431,771

Shares	Common Stock (66.9%)	Value
Financials (14.2%) - continued
16,050	Huntington Bancshares, Inc.	$156,166
3,500	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	41,300
4,525	iShares J.P. Morgan USD Emerging Markets Bond ETF	510,646
2,520	iShares MSCI Emerging Markets Minimum Volatility ETF	150,696
11,514	iShares S&P U.S. Preferred Stock Index Fund	455,033
73,300	Israel Discount Bank, Ltd.[d]	126,097
14,100	KeyCorp	187,953
3,050	Lazard, Ltd.	154,635
9,500	Maiden Holdings, Ltd.	105,260
10,029	MFS Intermediate Income Trust	50,245
10,400	National Australia Bank, Ltd.	295,813
6,122	Nuveen Quality Preferred Income Fund II	53,323
4,227	PIMCO Dynamic Credit Income Fund	94,981
17,948	PowerShares Preferred Portfolio	259,528
850	Prudential Financial, Inc.	74,749
9,700	Regions Financial Corporation	97,388
6,261	Royal Bank of Canada	447,514
20,000	SPDR Barclays High Yield Bond ETF	803,600
8,600	Sumitomo Mitsui Financial Group, Inc.	350,403
1,300	Swiss Re AG	103,457
6,767	Templeton Global Income Fund	53,798
8,476	Toronto-Dominion Bank	418,294
8,503	U.S. Bancorp	355,680
3,180	Vanguard MSCI Emerging Markets ETF	132,638
7,120	Vanguard Short-Term Corporate Bond ETF	568,674
3,200	W.R. Berkley Corporation	152,960
12,185	Wells Fargo & Company	632,036
3,071	Western Asset Emerging Markets Debt Fund, Inc.	52,545
5,878	Western Asset High Income Opportunity Fund, Inc.	34,034
1,200	Zurich Insurance Group AGd	357,124

	Total	11,090,928

Health Care (8.3%)
6,900	AbbVie, Inc.	398,544
1,700	Actelion, Ltd.	199,114
5,200	Aetna, Inc.	421,200
14,050	Affymetrix, Inc.[d]	112,119
2,469	AmerisourceBergen Corporation	190,854
9,200	Astellas Pharmaceutical, Inc.	137,021
1,400	Bayer AG	194,795
1,150	Biogen Idec, Inc.[d]	380,431
1,266	Boiron SA	105,792
17,550	Boston Scientific Corporationd	207,265
6,000	Bruker Corporation[d]	111,090
2,450	Centene Corporation[d]	202,640
1,300	CSL, Ltd.	84,274
2,673	Eli Lilly and Company	173,344
20,143	Fisher & Paykel Healthcare Corporation, Ltd.	81,611

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (66.9%)	Value
Health Care (8.3%) - continued
6,147	GlaxoSmithKline plc	$140,422
4,400	Globus Medical, Inc.[d]	86,548
2,650	HCA Holdings, Inc.[d]	186,878
5,950	Healthways, Inc.[d]	95,319
3,959	ICON plc[d]	226,574
600	Illumina, Inc.[d]	98,352
4,498	Johnson & Johnson	479,442
1,400	Lonza Group AG	168,694
850	McKesson Corporation	165,469
4,450	Medicines Company[d]	99,324
6,650	Merck & Company, Inc.	394,212
3,100	Otsuka Holdings Company, Ltd.	106,852
4,250	PAREXEL International Corporation[d]	268,132
4,300	PharMerica Corporation[d]	105,049
2,500	Quintiles Transnational Holdings, Inc.[d]	139,450
6,000	Recordati SPA	98,131
500	Roche Holding AG - BR	144,564
400	Roche Holding AG - Genusschein	118,121
2,900	WellPoint, Inc.	346,898

	Total	6,468,525

Industrials (6.9%)
3,030	3M Company	429,290
4,900	Abertis Infraestructuras SA	96,626
3,000	Altra Industrial Motion Corporation	87,480
3,800	Caterpillar, Inc.	376,314
3,400	easyJet plc	78,240
23,750	General Electric Company	608,475
200	Georg Fischer AG	117,408
25,000	Hanwa Company, Ltd.	93,497
20,000	Hutchison Whampoa, Ltd.	241,772
18,100	ITOCHU Corporation	221,055
2,400	Kanamoto Company, Ltd.	88,765
8,450	KAR Auction Services, Inc.	241,924
4,800	KONE Oyj	192,171
1,500	Lockheed Martin Corporation	274,170
900	Mabuchi Motor Company, Ltd.	78,522
8,550	Meritor, Inc.[d]	92,767
5,400	Nordex SEd	98,630
585	Northrop Grumman Corporation	77,080
2,950	Patrick Industries, Inc.[d]	124,962
5,500	Quad/Graphics, Inc.	105,875
2,990	Raytheon Company	303,844
2,900	Safran SA	188,019
3,400	Siemens AG	404,575
5,150	Southwest Airlines Company	173,915
1,921	Stantec, Inc.	125,694
28,000	Toda Corporation	140,870
10,000	TOTO, Ltd.	110,016
2,450	Woodward, Inc.	116,669
5,877	WS Atkins plc	125,146

	Total	5,413,771

Information Technology (11.4%)
1,500	Accenture plc	121,980
8,600	Akamai Technologies, Inc.[d]	514,280
2,650	Ambarella, Inc.[d]	115,726
12,650	Apple, Inc.	1,274,487

Shares	Common Stock (66.9%)	Value
Information Technology (11.4%) - continued
7,750	Aspen Technology, Inc.[d]	$292,330
5,950	AVG Technologies NVd	98,651
13,550	Broadcom Corporation	547,691
15,250	Brocade Communications Systems, Inc.	165,767
11,300	Calix, Inc.[d]	108,141
1,200	Cap Gemini SA	86,057
3,592	CGI Group, Inc.[d]	121,364
19,161	Cisco Systems, Inc.	482,282
2,750	Computer Sciences Corporation	168,162
516	Constellation Software, Inc.	129,692
14,350	Corning, Inc.	277,529
7,400	eBay, Inc.[d]	419,062
5,200	Electronic Arts, Inc.[d]	185,172
14,750	EMC Corporation	431,585
3,800	Facebook, Inc.[d]	300,352
9,100	FUJIFILM Holdings NPV	279,617
9,000	Hitachi Kokusai Electric, Inc.	126,913
7,200	Hoya Corporation	241,778
7,700	Juniper Networks, Inc.	170,555
400	Keyence Corporation	173,675
3,100	Lexmark International, Inc.	131,750
3,850	ManTech International Corporation	103,758
10,300	Marvell Technology Group, Ltd.	138,844
2,716	Melexis NV	123,823
5,250	NetApp, Inc.	225,540
3,000	NXP Semiconductors NVd	205,290
3,145	Open Text Corporation	173,966
4,701	Oracle Corporation	179,954
5,350	Pegasystems, Inc.	102,239
9,600	Polycom, Inc.[d]	117,936
1,050	QUALCOMM, Inc.	78,508
7,850	Texas Instruments, Inc.	374,366
2,500	Trend Micro, Inc.	84,708
1,400	Wincor Nixdorf AG	71,598

	Total	8,945,128

Materials (2.3%)
19,500	African Barrick Gold plc	69,168
213,500	Arrium, Ltd.	68,042
213,500	Arrium, Ltd. Rights[d]	187
249,900	Centamin plc	247,733
7,350	Dow Chemical Company	385,434
8,700	James Hardie Industries plc	91,022
86,000	Kobe Steel, Ltd.	139,661
3,450	Newmont Mining Corporation	79,522
4,000	Nippon Paint Company, Ltd.	90,231
7,605	Rio Tinto plc	372,642
3,450	Southern Copper Corporation	102,292
18,000	Tosoh Corporation	73,032
2,600	Voestalpine AG	102,672

	Total	1,821,638

Telecommunications Services (2.7%)
3,502	AT&T, Inc.	123,410
220,400	Bezeq Israel Telecommunication Corporation, Ltd.	380,460
39,804	BT Group plc	244,157
7,900	Nippon Telegraph & Telephone Corporation	489,913

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (66.9%)	Value
Telecommunications Services (2.7%) - continued
86,000	Singapore Telecommunications, Ltd.	$255,997
3,703	Verizon Communications, Inc.	185,113
108,672	Vodafone Group plc	358,096
27,250	Vonage Holdings Corporation[d]	89,380

	Total	2,126,526

Utilities (2.5%)
106,500	A2A SPA	105,283
69,000	Electricidade de Portugal SA	300,887
9,000	Endesa SA	355,429
7,200	Fortum Oyj	175,551
6,000	Gas Natural SDG SA	176,501
12,600	GDF Suez	316,016
29,500	Iberdrola SA	210,864
2,888	Otter Tail Corporation	77,023
6,400	Suez Environnement Company SA	108,252
5,000	Verbund AG	100,697

	Total	1,926,503

	Total Common Stock (cost $51,813,849)	52,294,960

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Asset-Backed Securities (0.3%)
	Bayview Opportunity Master Fund Trust IIB, LP
88,214	3.950%, 1/28/2034*,f	87,881
	Countrywide Asset-Backed Certificates
56,587	5.530%, 4/25/2047	55,145
	Vericrest Opportunity Loan Transferee
79,241	3.625%, 3/25/2054*	79,542

	Total	222,568

Basic Materials (0.4%)
	Anglo American Capital plc
7,000	1.184%, 4/15/2016[e,g]	7,039
	ArcelorMittal
45,000	6.000%, 3/1/2021	47,306
	Dow Chemical Company
8,000	8.550%, 5/15/2019	10,055
	First Quantum Minerals, Ltd.
60,000	7.000%, 2/15/2021[e]	60,825
	FMG Resources Pty. Ltd.
23,677	6.875%, 2/1/2018[e]	24,328
	Freeport-McMoRan Copper & Gold, Inc.
10,000	2.375%, 3/15/2018	10,025
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
23,677	8.875%, 2/1/2018	24,121
	Ineos Finance plc
28,000	7.500%, 5/1/2020[e]	29,820

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Basic Materials (0.4%) - continued
	LyondellBasell Industries NV
$8,000	5.000%, 4/15/2019	$8,831
	Mosaic Company
6,000	3.750%, 11/15/2021	6,225
	NOVA Chemicals Corporation
35,516	5.250%, 8/1/2023[e]	36,937
	Trinseo Materials Operating SCA
43,000	8.750%, 2/1/2019	45,258
	Vale Overseas, Ltd.
9,000	6.250%, 1/23/2017	9,915
	Xstrata Finance Canada, Ltd.
6,000	2.050%, 10/23/2015[e]	6,067

	Total	326,752

Capital Goods (0.4%)
	BAE Systems plc
12,000	3.500%, 10/11/2016[e]	12,551
	Brand Energy & Infrastructure Services, Inc.
25,000	8.500%, 12/1/2021[e]	25,125
	Cemex SAB de CV
60,000	5.700%, 1/11/2025[e]	57,810
	CNH Capital, LLC
23,677	3.625%, 4/15/2018	23,144
	Crown Americas Capital Corporation IV
45,000	4.500%, 1/15/2023	42,525
	Harsco Corporation
9,000	2.700%, 10/15/2015	8,966
	Ingersoll-Rand Global Holding Company, Ltd.
12,000	6.875%, 8/15/2018	14,054
	L-3 Communications Corporation
10,000	1.500%, 5/28/2017	9,927
	Martin Marietta Materials, Inc.
12,000	1.333%, 6/30/2017[e,g]	12,052
	Nortek, Inc.
23,677	8.500%, 4/15/2021	25,453
	Reynolds Group Issuer, Inc.
23,677	9.875%, 8/15/2019	25,482
	Roper Industries, Inc.
9,000	2.050%, 10/1/2018	8,915
	Textron, Inc.
12,000	4.625%, 9/21/2016	12,772
	United Rentals North America, Inc.
30,000	7.375%, 5/15/2020	31,875

	Total	310,651

Collateralized Mortgage Obligations (2.9%)
	Alternative Loan Trust
159,981	5.500%, 10/25/2035	145,767
	Banc of America Alternative Loan Trust
73,147	6.000%, 11/25/2035	63,790
	Citigroup Mortgage Loan Trust, Inc.
33,859	2.777%, 3/25/2037	25,405

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Collateralized Mortgage Obligations (2.9%) - continued
	CitiMortgage Alternative Loan Trust
$112,925	5.750%, 4/25/2037	$97,598
	Countrywide Alternative Loan Trust
93,242	6.500%, 8/25/2036	72,871
	Countrywide Home Loan Mortgage Pass Through Trust
163,178	2.532%, 11/25/2035	139,271
	Credit Suisse First Boston Mortgage Securities Corporation
72,475	5.250%, 10/25/2035	72,123
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
78,709	5.500%, 11/25/2035	74,407
	HomeBanc Mortgage Trust
51,255	2.203%, 4/25/2037	38,230
112,232	0.455%, 5/25/2037[g]	97,447
	J.P. Morgan Alternative Loan Trust
171,982	6.500%, 3/25/2036	152,202
	J.P. Morgan Mortgage Trust
89,194	2.250%, 6/25/2035	89,743
109,382	2.682%, 6/25/2035	111,331
82,723	2.656%, 8/25/2035	82,975
101,200	2.612%, 1/25/2037	90,340
	MortgageIT Trust
84,157	0.415%, 12/25/2035[g]	77,879
	New York Mortgage Trust
94,508	2.633%, 5/25/2036	85,988
	Residential Accredit Loans, Inc.
89,566	5.750%, 9/25/2035	81,081
	RFMSI Trust
78,494	5.750%, 2/25/2036	72,626
108,523	6.000%, 7/25/2037	99,272
	Sequoia Mortgage Trust
53,211	2.664%, 9/20/2046	45,427
	Structured Adjustable Rate Mortgage Loan Trust
103,250	2.618%, 9/25/2035	88,455
	Structured Asset Mortgage Investments, Inc.
145,927	0.465%, 12/25/2035[g]	115,161
	Wells Fargo Mortgage Backed Securities Trust
87,571	2.615%, 3/25/2036	87,669
73,988	2.609%, 7/25/2036	72,329
74,854	6.000%, 7/25/2037	74,601

	Total	2,253,988

Communications Services (1.2%)
	21st Century Fox America, Inc.
11,000	6.900%, 3/1/2019	13,040
	AMC Networks, Inc.
23,677	7.750%, 7/15/2021	25,808
	America Movil SAB de CV
8,000	5.000%, 10/16/2019	8,888

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Communications Services (1.2%) - continued
	American Tower Corporation
$13,000	7.000%, 10/15/2017	$14,799
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[e]	13,992
	British Telecommunications plc
9,000	1.250%, 2/14/2017	8,979
	CC Holdings GS V, LLC
18,000	2.381%, 12/15/2017	18,209
	CCO Holdings, LLC
23,677	7.000%, 1/15/2019	24,595
	CenturyLink, Inc.
30,000	6.450%, 6/15/2021	32,100
	Cequel Communications Escrow 1, LLC
55,000	6.375%, 9/15/2020[e]	56,581
	Columbus International, Inc.
50,000	7.375%, 3/30/2021[e]	52,000
	Cox Communications, Inc.
9,000	9.375%, 1/15/2019[e]	11,486
	Digicel, Ltd.
53,677	6.000%, 4/15/2021[e]	53,140
	DIRECTV Holdings, LLC
9,000	3.500%, 3/1/2016	9,314
8,000	5.875%, 10/1/2019	9,168
	DISH DBS Corporation
50,000	5.000%, 3/15/2023	47,969
	Frontier Communications Corporation
65,000	6.875%, 1/15/2025	64,188
	Hughes Satellite Systems Corporation
30,000	6.500%, 6/15/2019	31,875
	Intelsat Jackson Holdings SA
23,677	7.250%, 10/15/2020	25,038
	Level 3 Financing, Inc.
30,000	8.625%, 7/15/2020	32,475
	NBC Universal Enterprise, Inc.
12,000	1.662%, 4/15/2018[e]	11,947
	Numericable Group SA
50,000	6.000%, 5/15/2022[e]	50,375
	SBA Tower Trust
12,000	5.101%, 4/17/2017[e]	12,696
	Sprint Communications, Inc.
23,677	9.000%, 11/15/2018[e]	27,347
	Telefonica Emisiones SAU
8,000	3.992%, 2/16/2016	8,325
9,000	3.192%, 4/27/2018	9,282
	Time Warner Cable, Inc.
20,000	5.000%, 2/1/2020	22,225
	T-Mobile USA, Inc.
25,000	6.633%, 4/28/2021	25,625
	Univision Communications, Inc.
40,000	7.875%, 11/1/2020[e]	42,850
	UPCB Finance V, Ltd.
40,000	7.250%, 11/15/2021[e]	42,800
	Verizon Communications, Inc.
27,000	2.625%, 2/21/2020[e]	26,661

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Communications Services (1.2%) - continued
$12,000	4.500%, 9/15/2020	$12,982
	WideOpenWest Finance, LLC
40,000	10.250%, 7/15/2019	43,200
	Wind Acquisition Finance SA
25,000	7.375%, 4/23/2021[e]	25,125
	Windstream Corporation
45,000	7.750%, 10/1/2021	47,925

	Total	963,009

Consumer Cyclical (0.7%)
	AMC Entertainment, Inc.
24,000	5.875%, 2/15/2022	24,180
	Brookfield Residential Properties, Inc.
25,000	6.125%, 7/1/2022[e]	25,125
	Chrysler Group, LLC
23,677	8.250%, 6/15/2021	25,808
	Cinemark USA, Inc.
28,000	4.875%, 6/1/2023	26,670
	Daimler Finance North America, LLC
7,000	1.875%, 1/11/2018[e]	6,993
	Delphi Corporation
9,000	6.125%, 5/15/2021	9,877
	ERAC USA Finance, LLC
12,000	2.350%, 10/15/2019[e]	11,931
	Ford Motor Credit Company, LLC
28,000	1.684%, 9/8/2017	27,877
13,000	5.000%, 5/15/2018	14,198
	General Motors Financial Company, Inc.
23,677	3.250%, 5/15/2018	23,795
21,000	4.375%, 9/25/2021	21,473
	GLP Capital, LP
50,000	4.875%, 11/1/2020	50,984
	Hilton Worldwide Finance, LLC
45,000	5.625%, 10/15/2021[e]	46,350
	Hyundai Capital America
9,000	1.450%, 2/6/2017[e]	8,994
	Jaguar Land Rover Automotive plc
30,000	5.625%, 2/1/2023[e]	31,050
	KB Home
22,000	4.750%, 5/15/2019	21,395
	L Brands, Inc.
30,000	6.625%, 4/1/2021	33,000
	Macy’s Retail Holdings, Inc.
10,000	7.450%, 7/15/2017	11,514
	Nissan Motor Acceptance Corporation
6,000	0.784%, 3/3/2017[e,g]	6,020
	Royal Caribbean Cruises, Ltd.
48,677	5.250%, 11/15/2022	49,164
	Toll Brothers Finance Corporation
16,000	4.000%, 12/31/2018	15,980
	TRW Automotive, Inc.
7,000	7.250%, 3/15/2017[e]	7,700

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Consumer Cyclical (0.7%) - continued
	West Corporation
$50,000	5.375%, 7/15/2022[e]	$46,125
	Wynn Las Vegas, LLC
30,000	5.375%, 3/15/2022	30,525

	Total	576,728

Consumer Non-Cyclical (1.0%)
	AbbVie, Inc.
28,000	2.000%, 11/6/2018	27,568
	Altria Group, Inc.
15,000	9.700%, 11/10/2018	19,323
	Anheuser-Busch InBev Worldwide, Inc.
9,000	7.750%, 1/15/2019	10,866
	Beam, Inc.
8,000	5.375%, 1/15/2016	8,440
	CareFusion Corporation
10,000	1.450%, 5/15/2017	9,948
	Celgene Corporation
16,000	1.900%, 8/15/2017	16,119
	CHS/Community Health Systems, Inc.
30,000	7.125%, 7/15/2020	31,800
	ConAgra Foods, Inc.
20,000	2.100%, 3/15/2018	20,019
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022[e]	53,213
	Coventry Health Care, Inc.
6,000	5.950%, 3/15/2017	6,643
	CVS Health Corporation
8,000	2.250%, 12/5/2018	8,029
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[e]	49,250
	Express Scripts Holding Company
9,000	2.650%, 2/15/2017	9,255
	Forest Laboratories, Inc.
12,000	4.375%, 2/1/2019[e]	12,631
	Fresenius Medical Care US Finance, Inc.
23,677	5.750%, 2/15/2021[e]	24,979
	Gilead Sciences, Inc.
6,000	3.050%, 12/1/2016	6,250
	Hawk Acquisition Sub, Inc.
30,000	4.250%, 10/15/2020	29,812
	HCA, Inc.
23,677	4.750%, 5/1/2023	23,144
	IMS Health, Inc.
27,000	6.000%, 11/1/2020[e]	27,675
	JBS Finance II, Ltd.
23,677	8.250%, 1/29/2018*	24,683
	Kroger Company
16,000	1.200%, 10/17/2016	15,997
	Lorillard Tobacco Company
9,000	8.125%, 6/23/2019	11,010
	McKesson Corporation
14,000	1.292%, 3/10/2017	13,950

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Consumer Non-Cyclical (1.0%) - continued
	Medco Health Solutions, Inc.
$6,000	7.125%, 3/15/2018	$6,986
	Mondelez International, Inc.
6,000	2.250%, 2/1/2019	5,956
	Mylan, Inc.
12,000	1.350%, 11/29/2016	11,999
	Ortho-Clinical Diagnostics, Inc.
55,000	6.625%, 5/15/2022[e]	50,119
	Pernod Ricard SA
8,000	2.950%, 1/15/2017[e]	8,247
8,000	5.750%, 4/7/2021[e]	9,111
	Perrigo Company, Ltd.
5,000	1.300%, 11/8/2016[e]	5,005
8,000	2.300%, 11/8/2018[e]	7,947
	Revlon Consumer Products Corporation
23,677	5.750%, 2/15/2021	23,203
	SABMiller plc
9,000	6.500%, 7/15/2018[e]	10,387
	Safeway, Inc.
3,000	3.400%, 12/1/2016	3,029
	Spectrum Brands Escrow Corporation
30,000	6.375%, 11/15/2020	31,275
	Sysco Corporation
21,000	2.350%, 10/2/2019[c]	21,000
	Tenet Healthcare Corporation
45,000	8.125%, 4/1/2022	49,388
	Thermo Fisher Scientific, Inc.
9,000	1.300%, 2/1/2017	8,972
9,000	2.400%, 2/1/2019	9,014
	Tyson Foods, Inc.
12,000	2.650%, 8/15/2019	12,022
	Valeant Pharmaceuticals International, Inc.
23,677	7.250%, 7/15/2022[e]	24,979

	Total	759,243

Energy (0.7%)
	Boardwalk Pipelines, Ltd.
11,000	5.875%, 11/15/2016	11,910
	BP Capital Markets plc
9,000	0.657%, 11/7/2016[g]	9,013
	Buckeye Partners, LP
13,000	2.650%, 11/15/2018	12,984
	Calumet Specialty Products Partners, LP
45,000	6.500%, 4/15/2021[e]	42,750
	CNOOC Nexen Finance 2014 ULC
8,000	1.625%, 4/30/2017	8,002
	CNPC General Capital, Ltd.
10,000	2.750%, 4/19/2017[e]	10,170
	Concho Resources, Inc.
23,677	6.500%, 1/15/2022	25,157
	Continental Resources, Inc.
12,000	7.125%, 4/1/2021	13,305

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Energy (0.7%) - continued
	Devon Energy Corporation
$9,000	1.200%, 12/15/2016	$9,007
	Enbridge, Inc.
6,000	0.684%, 6/2/2017[g]	6,019
	Energy Transfer Partners, LP
8,000	6.700%, 7/1/2018	9,210
	Energy XXI Gulf Coast, Inc.
50,000	7.500%, 12/15/2021	49,000
	EQT Corporation
8,000	8.125%, 6/1/2019	9,799
	Harvest Operations Corporation
23,677	6.875%, 10/1/2017	24,683
	Hess Corporation
6,000	8.125%, 2/15/2019	7,396
	Kinder Morgan, Inc.
14,000	5.000%, 2/15/2021[e]	14,595
	Kodiak Oil & Gas Corporation
23,677	5.500%, 1/15/2021	23,914
	Linn Energy, LLC
23,677	8.625%, 4/15/2020	24,476
	MEG Energy Corporation
30,000	6.375%, 1/30/2023[e]	30,262
	Offshore Group Investment, Ltd.
40,000	7.500%, 11/1/2019	37,100
	Petrobras Global Finance BV
9,000	2.000%, 5/20/2016	9,000
25,000	3.115%, 3/17/2020[g]	25,467
	Range Resources Corporation
3,385	5.000%, 8/15/2022	3,461
	Regency Energy Partners, LP
45,000	5.000%, 10/1/2022	44,325
	Sabine Pass Liquefaction, LLC
45,000	5.750%, 5/15/2024[e]	45,787
	Suncor Energy, Inc.
6,000	6.100%, 6/1/2018	6,858
	Transocean, Inc.
10,000	6.000%, 3/15/2018	10,783
	Weatherford International, Ltd.
9,000	6.000%, 3/15/2018	10,124
5,000	9.625%, 3/1/2019	6,419

	Total	540,976

Financials (1.7%)
	Abbey National Treasury Services plc
14,000	0.644%, 9/29/2017[g]	14,000
8,000	3.050%, 8/23/2018	8,291
	ABN AMRO Bank NV
9,000	2.500%, 10/30/2018[e]	9,088
	Air Lease Corporation
14,000	2.125%, 1/15/2018	13,895
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	41,000
	American International Group, Inc.
15,000	8.250%, 8/15/2018	18,322

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Financials (1.7%) - continued
	ANZ New Zealand International, Ltd.
$9,000	1.400%, 4/27/2017[e]	$8,977
	Aviation Capital Group Corporation
6,000	3.875%, 9/27/2016[e]	6,171
	Bank of America Corporation
14,000	5.700%, 5/2/2017	15,350
14,000	1.700%, 8/25/2017	13,940
15,000	5.750%, 12/1/2017	16,691
6,000	2.000%, 1/11/2018	5,974
24,000	1.303%, 3/22/2018[g]	24,446
20,000	5.650%, 5/1/2018	22,246
12,000	8.000%, 12/29/2049[h]	12,938
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
12,000	0.644%, 3/10/2017[e,g]	12,035
	Banque Federative du Credit Mutuel SA
9,000	1.084%, 1/20/2017[e,g]	9,070
	Barclays Bank plc
6,000	5.140%, 10/14/2020	6,472
	BB&T Corporation
13,000	2.050%, 6/19/2018	13,049
	BBVA Banco Continental SA
13,000	2.250%, 7/29/2016[e]	13,097
	Bear Stearns Companies, LLC
15,000	6.400%, 10/2/2017	16,967
	BNP Paribas SA
11,000	1.250%, 12/12/2016	11,022
9,000	2.375%, 9/14/2017	9,155
	BPCE SA
9,000	1.625%, 2/10/2017	9,037
	Branch Banking and Trust Company
9,000	0.664%, 12/1/2016[g]	9,044
	Caixa Economica Federal
30,000	4.250%, 5/13/2019[e]	29,850
	Capital One Financial Corporation
12,000	6.150%, 9/1/2016	13,112
	CIT Group, Inc.
25,000	3.875%, 2/19/2019	24,562
	Citigroup, Inc.
21,000	5.500%, 2/15/2017	22,764
12,000	6.000%, 8/15/2017	13,440
9,000	8.500%, 5/22/2019	11,250
	Compass Bank
14,000	1.850%, 9/29/2017	13,998
	Credit Agricole SA
9,000	1.625%, 4/15/2016[e]	9,088
	CyrusOne, LP
23,677	6.375%, 11/15/2022	24,742
	DDR Corporation
6,000	9.625%, 3/15/2016	6,735
	Denali Borrower, LLC
46,000	5.625%, 10/15/2020[e]	47,322

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Financials (1.7%) - continued
	Deutsche Bank AG
$12,000	1.350%, 5/30/2017	$11,918
	Discover Bank
3,000	8.700%, 11/18/2019	3,745
	Discover Financial Services
6,000	6.450%, 6/12/2017	6,721
	Fifth Third Bancorp
16,000	5.450%, 1/15/2017	17,400
	General Electric Capital Corporation
14,000	0.514%, 5/15/2017[g]	14,025
10,000	5.625%, 9/15/2017	11,177
6,000	1.625%, 4/2/2018	5,989
	Genworth Financial, Inc.
10,000	7.700%, 6/15/2020	11,988
	Goldman Sachs Group, Inc.
9,000	6.250%, 9/1/2017	10,109
12,000	2.375%, 1/22/2018	12,125
6,000	2.625%, 1/31/2019	5,985
9,000	7.500%, 2/15/2019	10,732
	Hartford Financial Services Group, Inc.
14,000	6.000%, 1/15/2019	15,978
	HBOS plc
12,000	6.750%, 5/21/2018[e]	13,574
	HCP, Inc.
6,000	3.750%, 2/1/2016	6,230
9,000	3.750%, 2/1/2019	9,480
	Health Care REIT, Inc.
8,000	4.700%, 9/15/2017	8,690
	HSBC Holdings plc
21,000	5.625%, 12/29/2049[h]	20,853
	Huntington National Bank
5,000	1.300%, 11/20/2016	5,004
	Icahn Enterprises, LP
50,000	6.000%, 8/1/2020	51,375
	ING Capital Funding Trust III
8,000	3.833%, 12/29/2049[g,h]	8,000
	International Lease Finance Corporation
8,000	2.184%, 6/15/2016[g]	7,920
25,000	5.875%, 4/1/2019	26,625
	Intesa Sanpaolo SPA
6,000	3.625%, 8/12/2015[e]	6,130
3,000	3.875%, 1/16/2018	3,128
12,000	3.875%, 1/15/2019	12,449
	J.P. Morgan Chase & Company
12,000	3.450%, 3/1/2016	12,428
6,000	0.754%, 2/15/2017[g]	6,028
6,000	2.000%, 8/15/2017	6,051
6,000	6.300%, 4/23/2019	6,960
12,000	7.900%, 4/29/2049[h]	12,990
	KeyCorp
9,000	2.300%, 12/13/2018	8,995
	Kookmin Bank
9,000	1.110%, 1/27/2017[e,g]	9,067
	Liberty Mutual Group, Inc.
3,000	5.000%, 6/1/2021[e]	3,277

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Financials (1.7%) - continued
	Liberty Property, LP
$14,000	5.500%, 12/15/2016	$15,183
	Macquarie Bank, Ltd.
7,000	5.000%, 2/22/2017[e]	7,544
	MetLife, Inc.
14,000	1.903%, 12/15/2017[c,i]	14,043
	Mizuho Corporate Bank, Ltd.
11,000	1.550%, 10/17/2017[e]	10,911
	Morgan Stanley
12,000	1.750%, 2/25/2016	12,128
15,000	6.250%, 8/28/2017	16,853
12,000	6.625%, 4/1/2018	13,743
8,000	4.875%, 11/1/2022	8,452
	Murray Street Investment Trust I
18,000	4.647%, 3/9/2017	19,266
	National City Corporation
6,000	6.875%, 5/15/2019	7,109
	Nomura Holdings, Inc.
9,000	2.000%, 9/13/2016	9,089
6,000	2.750%, 3/19/2019	6,011
	PNC Bank NA
12,000	1.150%, 11/1/2016	12,034
	Pricoa Global Funding I
12,000	1.350%, 8/18/2017[e]	11,940
	Realty Income Corporation
10,000	2.000%, 1/31/2018	9,995
	Regions Bank
12,000	7.500%, 5/15/2018	13,991
	Reinsurance Group of America, Inc.
12,000	5.625%, 3/15/2017	13,083
	Royal Bank of Scotland Group plc
9,000	5.050%, 1/8/2015	9,085
7,000	1.173%, 3/31/2017[g]	7,028
	SLM Corporation
6,000	6.250%, 1/25/2016	6,228
	Societe Generale SA
9,000	5.750%, 4/20/2016[e]	9,564
	Sumitomo Mitsui Banking Corporation
18,000	1.300%, 1/10/2017	18,002
	Suncorp-Metway, Ltd.
6,000	0.934%, 3/28/2017[e,g]	6,000
	Swiss RE Capital I, LP
9,000	6.854%, 5/29/2049[e,h]	9,450
	Synchrony Financial
18,000	1.875%, 8/15/2017	18,025
	Ventas Realty, LP
7,000	1.550%, 9/26/2016	7,048
7,000	1.250%, 4/17/2017	6,966
	Voya Financial, Inc.
9,000	2.900%, 2/15/2018	9,259
	WEA Finance, LLC
14,000	1.750%, 9/15/2017[e]	14,021
	Wells Fargo & Company
6,000	1.250%, 7/20/2016	6,035

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Financials (1.7%) - continued
$32,000	1.400%, 9/8/2017	$31,905

	Total	1,300,277

Foreign Government (<0.1%)
	Corporacion Andina de Fomento
12,000	1.500%, 8/8/2017	12,069
	Uruguay Government International Bond
19,000	5.100%, 6/18/2050	18,430

	Total	30,499

Mortgage-Backed Securities (2.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
100,000	3.000%, 10/1/2029[c]	102,828
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
150,000	4.000%, 10/1/2044[c]	157,922
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
150,000	3.500%, 10/1/2029[c]	157,675
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
475,000	3.500%, 10/1/2044[c]	485,502
875,000	4.000%, 10/1/2044[c]	922,086
405,000	4.500%, 10/1/2044[c]	436,957

	Total	2,262,970

Technology (0.2%)
	Alliance Data Systems Corporation
25,000	5.375%, 8/1/2022[e]	24,250
	EMC Corporation
6,000	1.875%, 6/1/2018	5,965
	Fidelity National Information Services, Inc.
12,000	1.450%, 6/5/2017	11,930
	First Data Corporation
23,677	7.375%, 6/15/2019[e]	24,922
	Freescale Semiconductor, Inc.
30,000	6.000%, 1/15/2022[e]	30,450
	Hewlett-Packard Company
9,000	5.400%, 3/1/2017	9,865
	Iron Mountain, Inc.
23,677	6.000%, 8/15/2023	24,269
	Tyco Electronics Group SA
13,000	6.550%, 10/1/2017	14,803
	Xerox Corporation
13,000	7.200%, 4/1/2016	14,156

	Total	160,610

Transportation (0.2%)
	A.P. Meoller - Maersk A/S
14,000	2.550%, 9/22/2019[e]	14,034

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Transportation (0.2%) - continued
	American Airlines Pass Through Trust
$5,664	4.950%, 1/15/2023	$6,053
	Avis Budget Car Rental, LLC
50,000	5.125%, 6/1/2022[e]	49,125
	Continental Airlines, Inc.
21,277	6.250%, 4/11/2020	22,953
	Delta Air Lines, Inc.
12,000	6.750%, 5/23/2017	12,600
8,701	4.950%, 5/23/2019	9,343
7,175	4.750%, 5/7/2020	7,712
	Korea Expressway Corporation
10,000	1.625%, 4/28/2017[e]	9,975
	United Air Lines, Inc.
7,083	10.400%, 11/1/2016	7,845

	Total	139,640

U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
175,000	1.875%, 6/30/2020	174,016
13,000	3.625%, 2/15/2044	14,048

	Total	188,064

Utilities (0.5%)
	Access Midstream Partners, LP
40,000	4.875%, 5/15/2023	41,050
	AES Corporation
23,677	7.375%, 7/1/2021	26,518
	Atlas Pipeline Partners, LP
30,000	4.750%, 11/15/2021	27,938
	Calpine Corporation
45,000	5.375%, 1/15/2023	43,538
	Commonwealth Edison Company
7,000	6.950%, 7/15/2018	8,156
	DCP Midstream Operating, LP
8,000	2.500%, 12/1/2017	8,163
	El Paso Corporation
7,000	7.000%, 6/15/2017	7,717
	Electricite de France
9,000	0.694%, 1/20/2017[e,g]	9,013
	Enel Finance International NV
8,000	5.125%, 10/7/2019[e]	8,822
	Exelon Generation Company, LLC
6,000	5.200%, 10/1/2019	6,653
	MidAmerican Energy Holdings Company
13,000	1.100%, 5/15/2017	12,895
6,000	5.750%, 4/1/2018	6,776
	NiSource Finance Corporation
12,000	6.400%, 3/15/2018	13,696
	NRG Energy, Inc.
23,677	6.625%, 3/15/2023	24,387
	ONEOK Partners, LP
8,000	2.000%, 10/1/2017	8,046
8,000	3.200%, 9/15/2018	8,291
	Pacific Gas & Electric Company
8,000	5.625%, 11/30/2017	8,961

Principal Amount	Long-Term Fixed Income (13.3%)	Value
Utilities (0.5%) - continued
	Panhandle Eastern Pipe Line Company, LP
$9,000	6.200%, 11/1/2017	$10,214
	PG&E Corporation
6,000	2.400%, 3/1/2019	6,007
	PPL Capital Funding, Inc.
12,000	1.900%, 6/1/2018	11,948
	Sempra Energy
14,000	6.150%, 6/15/2018	15,993
	Southern Company
14,000	1.300%, 8/15/2017	13,932
	TransAlta Corporation
12,000	1.900%, 6/3/2017	12,002
	Williams Companies, Inc.
12,000	7.875%, 9/1/2021	14,455

	Total	355,171

	Total Long-Term Fixed Income (cost $10,305,852)	10,391,146

Shares or
Principal Amount	Short-Term Investments (12.9%)[j]	Value
	Federal Home Loan Bank Discount Notes
100,000	0.080%, 10/8/2014	99,998
520,000	0.075%, 10/29/2014[k]	519,970
200,000	0.067%, 11/19/2014	199,981
	Thrivent Cash Management Trust
9,298,738	0.050%	9,298,738

	Total Short-Term Investments (at amortized cost)	10,118,687

	Total Investments (cost $80,659,036) 103.7%	$81,110,970

	Other Assets and Liabilities, Net (3.7%)	(2,871,270)

	Total Net Assets 100.0%	$78,239,700

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2014, the value of these investments was $1,860,503 or 2.4% of total net assets.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2014.
g	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2014.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Security is fair valued.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At September 30, 2014, $519,970 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Growth and Income Plus Fund owned as of September 30, 2014.

	Acquisition
Security	Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 1/28/2034	1/17/2014	$88,214
JBS Finance II, Ltd., 1/29/2018	8/19/2013	24,664
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	78,898

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,021,975
Gross unrealized depreciation	(2,570,041)

Net unrealized appreciation (depreciation)	$451,934

Cost for federal income tax purposes	$80,659,036

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Growth and Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	496,314	–	496,314	–
Capital Goods	528,951	–	528,951	–
Communications Services	2,645,117	–	2,493,665	151,452
Consumer Cyclical	1,611,989	–	1,611,989	–
Consumer Non-Cyclical	990,042	–	930,299	59,743
Energy	549,203	–	419,339	129,864
Financials	620,997	–	511,313	109,684
Technology	447,660	–	447,660	–
Transportation	261,815	–	261,815	–
Utilities	154,089	–	154,089	–
Common Stock
Consumer Discretionary	5,276,127	2,559,886	2,716,241	–
Consumer Staples	3,712,088	2,717,795	994,293	–
Energy	5,513,726	3,197,141	2,316,585	–
Financials	11,090,928	7,642,350	3,448,578	–
Health Care	6,468,525	4,889,134	1,579,391	–
Industrials	5,413,771	3,012,765	2,401,006	–
Information Technology	8,945,128	7,331,937	1,613,191	–
Materials	1,821,638	567,248	1,254,390	–
Telecommunications Services	2,126,526	397,903	1,728,623	–
Utilities	1,926,503	77,023	1,849,480	–
Long-Term Fixed Income
Asset-Backed Securities	222,568	–	222,568	–
Basic Materials	326,752	–	326,752	–
Capital Goods	310,651	–	310,651	–
Collateralized Mortgage Obligations	2,253,988	–	2,253,988	–
Communications Services	963,009	–	963,009	–
Consumer Cyclical	576,728	–	576,728	–
Consumer Non-Cyclical	759,243	–	759,243	–
Energy	540,976	–	540,976	–
Financials	1,300,277	–	1,286,234	14,043
Foreign Government	30,499	–	30,499	–
Mortgage-Backed Securities	2,262,970	–	2,262,970	–
Technology	160,610	–	160,610	–
Transportation	139,640	–	139,640	–
U.S. Government and Agencies	188,064	–	188,064	–
Utilities	355,171	–	355,171	–
Short-Term Investments	10,118,687	9,298,738	819,949	–
Total	$81,110,970	$41,691,920	$38,954,264	$464,786

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,358	2,358	–	–
Total Asset Derivatives	$2,358	$2,358	$–	$–

Liability Derivatives
Futures Contracts	115,465	115,465	–	–
Total Liability Derivatives	$115,465	$115,465	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Growth and Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(26)	December 2014	($5,692,296)	($5,689,938)	$2,358
5-Yr. U.S. Treasury Bond Futures	13	December 2014	1,541,149	1,537,352	(3,797)
30-Yr. U.S. Treasury Bond Futures	1	December 2014	139,292	137,906	(1,386)
Mini MSCI EAFE Index Futures	24	December 2014	2,276,101	2,207,640	(68,461)
S&P 500 Index Mini-Futures	35	December 2014	3,478,343	3,439,625	(38,718)
Ultra Long Term U.S. Treasury Bond Futures	3	December 2014	460,603	457,500	(3,103)
Total Futures Contracts					($113,107)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Fund, is as follows:

Fund	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Short Term Investment	$2,877,246	$40,808,649	$34,387,157	9,298,738	$9,298,738	$2,823
Total Value and Income Earned	2,877,246				9,298,738	2,823

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (13.9%)[a]	Value
Basic Materials (0.9%)
	Alpha Natural Resources, Inc., Term Loan
$1,158,241	3.500%, 5/22/2020	$1,031,796
	Fortescue Metals Group, Ltd., Term Loan
1,522,488	3.750%, 6/30/2019	1,488,947
	Ineos Group Holdings, Ltd., Term Loan
1,565,725	3.750%, 5/4/2018	1,532,015
	NewPage Corporation, Term Loan
1,650,000	9.500%, 2/11/2021	1,648,350
	Wausau Paper Corporation, Term Loan
648,375	6.500%, 7/30/2020	637,029

	Total	6,338,137

Capital Goods (0.7%)
	ADS Waste Holdings, Inc., Term Loan
884,250	3.750%, 10/9/2019	859,491
	Berry Plastics Group, Inc., Term Loan
886,500	3.500%, 2/8/2020	862,618
	Rexnord, LLC, Term Loan
891,000	4.000%, 8/21/2020	875,568
	Silver II Borrower, Term Loan
852,715	4.000%, 12/13/2019	836,991
	STHI Holding Corporation, Term Loan
1,275,000	4.500%, 8/6/2021[b,c]	1,263,053

	Total	4,697,721

Communications Services (4.3%)
	Atlantic Broadband Penn, LLC, Term Loan
887,525	3.250%, 11/30/2019	866,447
	Birch Communication Inc., Term Loan
1,050,000	7.750%, 7/17/2020	1,023,750
	Cengage Learning Aquisitions, Term Loan
1,114,400	7.000%, 3/31/2020	1,112,015
	Charter Communications Operating, LLC, Term Loan
438,889	3.000%, 7/1/2020	425,564
888,750	3.000%, 1/3/2021	861,350
	Cincinnati Bell, Inc., Term Loan
445,500	4.000%, 9/10/2020	441,045
	Clear Channel Communications, Inc., Term Loan
5,986	3.804%, 1/29/2016	5,922
949,467	6.904%, 1/30/2019	906,067
228,177	7.654%, 7/30/2019	223,125
	Cumulus Media Holdings, Inc., Term Loan
662,644	4.250%, 12/23/2020	650,769

Principal Amount	Bank Loans (13.9%)[a]	Value
Communications Services (4.3%) - continued
	Fairpoint Communications, Term Loan
$88,872	7.500%, 2/14/2019	$90,039
	Grande Communications Networks, LLC, Term Loan
1,185,008	4.500%, 5/29/2020	1,177,602
	Gray Television, Inc., Term Loan
1,466,647	3.750%, 6/13/2021[b,c]	1,442,814
	Hargray Communications Group, Inc., Term Loan
888,750	4.750%, 6/26/2019	888,012
	IMG Worldwide, Inc., Term Loan
1,097,250	5.250%, 5/6/2021	1,079,420
	Integra Telecom Holdings, Inc., Term Loan
886,500	5.250%, 2/22/2019	879,018
	Intelsat Jackson Holdings SA, Term Loan
948,775	3.750%, 6/30/2019	932,172
	Level 3 Communications, Inc., Term Loan
1,450,000	4.000%, 1/15/2020	1,422,813
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
775,000	4.500%, 1/7/2022	768,544
	LTS Buyer, LLC, Term Loan
975,435	4.000%, 4/13/2020	957,350
	McGraw-Hill Global Education, LLC, Term Loan
858,584	5.750%, 3/22/2019	859,228
	NEP/NCP Holdco, Inc., Term Loan
1,182,067	4.250%, 1/22/2020	1,150,542
	NTelos, Inc., Term Loan
1,164,498	5.750%, 11/9/2019	1,159,642
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
922,773	5.500%, 7/31/2018	917,587
	SBA Senior Finance II, LLC, Term Loan
1,097,250	3.250%, 3/24/2021	1,072,716
	TNS, Inc., Term Loan
1,040,533	5.000%, 2/14/2020	1,034,029
	Univision Communications, Inc., Term Loan
1,566,179	4.000%, 3/1/2020	1,535,843
	Virgin Media Investment Holdings, Ltd., Term Loan
900,000	3.500%, 6/7/2020	875,457
	WideOpenWest Finance, LLC, Term Loan
847,372	4.750%, 4/1/2019	843,719
	WMG Acquisition Corporation, Term Loan
891,000	3.750%, 7/1/2020	858,844
	XO Communications, LLC, Term Loan
1,094,500	4.250%, 3/20/2021	1,081,957

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (13.9%)[a]	Value
Communications Services (4.3%) - continued
	Yankee Cable Acquisition, LLC, Term Loan
$866,660	4.500%, 3/1/2020	$863,410
	Zayo Group, LLC, Term Loan
1,048,342	4.000%, 7/2/2019	1,031,830

	Total	29,438,642

Consumer Cyclical (2.6%)
	Amaya Gaming Group, Inc., Term Loan
1,220,000	5.000%, 8/1/2021	1,202,786
	Bally Technologies, Inc., Term Loan
786,797	4.250%, 11/25/2020	782,532
	Booz Allen Hamilton, Inc., Term Loan
372,092	3.750%, 7/31/2019	368,837
	Burlington Coat Factory Warehouse Corporation, Term Loan
924,367	4.250%, 8/13/2021	913,774
	Ceridian Corporation, Term Loan
435,890	4.152%, 5/9/2017	433,985
435,890	4.500%, 5/9/2017	430,441
	Chrysler Group, LLC, Term Loan
738,550	3.500%, 5/24/2017	732,087
472,625	3.250%, 12/31/2018	463,763
	Golden Nugget, Inc., Delayed Draw
156,319	5.500%, 11/21/2019	156,971
	Golden Nugget, Inc., Term Loan
364,744	5.500%, 11/21/2019	366,265
	Hilton Worldwide Finance, LLC, Term Loan
1,092,544	3.500%, 10/26/2020	1,074,331
	J.C. Penney Corporation, Inc., Term Loan
888,750	6.000%, 5/22/2018	885,862
	Las Vegas Sands, LLC, Term Loan
992,500	3.250%, 12/19/2020	985,344
	Marina District Finance Company, Inc., Term Loan
1,042,125	6.750%, 8/15/2018	1,040,041
	MGM Resorts International, Term Loan
355,477	3.500%, 12/20/2019	348,812
	Michaels Stores, Inc. Term Loan
1,045,000	4.000%, 1/28/2020	1,032,658
	Mohegan Tribal Gaming Authority, Term Loan
1,042,125	5.500%, 11/19/2019	1,022,585
	Pinnacle Entertainment, Inc., Term Loan
679,090	3.750%, 8/13/2020	669,468
	ROC Finance, LLC, Term Loan
891,000	5.000%, 6/20/2019	850,165

Principal Amount	Bank Loans (13.9%)[a]	Value
Consumer Cyclical (2.6%) - continued
	Scientific Games International, Inc., Term Loan
$893,250	4.250%, 10/18/2020	$874,831
400,000	0.000%, 9/17/2021[b,c]	391,856
	Seminole Hard Rock Entertainment, Inc., Term Loan
887,752	0.000%, 5/14/2020[b,c]	869,625
	Seminole Indian Tribe of Florida, Term Loan
805,500	3.000%, 4/29/2020	799,209
	Toys R Us, Inc., Term Loan
1,520,733	5.250%, 5/25/2018	1,402,237

	Total	18,098,465

Consumer Non-Cyclical (1.7%)
	Albertsons, Inc., Term Loan
1,238,906	4.750%, 3/21/2019	1,231,944
	Catalina Marketing Corporation, Term Loan
1,132,163	4.500%, 4/9/2021	1,100,179
	CHS/Community Health Systems, Inc., Term Loan
216,624	3.485%, 1/25/2017	215,320
701,438	4.250%, 1/27/2021	698,871
	Del Monte Corporation, Term Loan
887,770	3.500%, 3/9/2020	851,149
	JBS USA, LLC, Term Loan
1,485,000	3.750%, 9/18/2020	1,462,725
	Libbey Glass, Inc., Term Loan
566,081	3.750%, 4/9/2021	560,069
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,177,050	4.750%, 6/30/2021	1,161,784
	Roundy’s Supermarkets, Inc., Term Loan
1,165,421	5.750%, 3/3/2021	1,100,833
	Supervalu, Inc., Term Loan
1,177,473	4.500%, 3/21/2019	1,154,583
	Van Wagner Communications, LLC, Term Loan
921,375	7.250%, 8/3/2018	919,071
	Visant Corporation, Term Loan
1,495,341	7.000%, 9/23/2021	1,475,722

	Total	11,932,250

Energy (1.0%)
	Arch Coal, Inc., Term Loan
1,409,230	6.250%, 5/16/2018	1,288,121
	Energy Solutions, LLC, Term Loan
1,296,750	6.750%, 5/29/2020	1,312,960
	Exgen Renewables I, LLC, Term Loan
728,870	5.250%, 2/6/2021	732,515

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Bank Loans (13.9%)[a]	Value
Energy (1.0%) - continued
	McJunkin Red Man Corporation, Term Loan
$1,039,500	5.517%, 11/8/2019	$1,037,982
	Offshore Group Investment, Ltd., Term Loan
1,330,997	5.750%, 3/28/2019	1,273,604
	Pacific Drilling SA, Term Loan
888,750	4.500%, 6/3/2018	858,017
	TerraForm Power Operating, LLC, Term Loan
478,800	4.750%, 7/23/2019	479,997

	Total	6,983,196

Financials (1.1%)
	Delos Finance Sarl, Term Loan
1,120,000	3.500%, 3/6/2021	1,104,130
	DJO Finance, LLC, Term Loan
1,146,210	4.250%, 9/15/2017	1,136,421
	Harland Clarke Holdings Corporation, Term Loan
871,875	7.000%, 5/22/2018	878,963
	MoneyGram International, Inc., Term Loan
970,076	4.250%, 3/27/2020	951,285
	MPH Acquisition Holdings, LLC, Term Loan
1,545,420	4.000%, 3/31/2021	1,507,759
	TransUnion, LLC, Term Loan
1,094,500	4.000%, 4/9/2021	1,076,036
	WaveDivision Holdings, LLC, Term Loan
884,250	4.000%, 10/15/2019	868,776

	Total	7,523,370

Technology (0.7%)
	BMC Software, Inc., Term Loan
862,000	5.000%, 9/10/2020	846,915
	First Data Corporation, Term Loan
1,600,000	3.655%, 3/23/2018	1,567,504
	Freescale Semiconductor, Inc., Term Loan
886,551	4.250%, 2/28/2020	872,286
	Infor US, Inc., Term Loan
1,171,842	3.750%, 6/3/2020	1,144,257

	Total	4,430,962

Transportation (0.5%)
	American Airlines, Inc., Term Loan
1,407,187	3.750%, 6/27/2019	1,381,155
	Delta Air Lines, Inc., Term Loan
1,374,184	3.250%, 4/20/2017	1,356,319
	OSG Bulk Ships, Inc., Term Loan
992,513	5.250%, 8/5/2019	985,485

	Total	3,722,959

Principal Amount	Bank Loans (13.9%)[a]	Value
Utilities (0.4%)
	Calpine Corporation, Term Loan
$783,756	4.000%, 4/1/2018	$776,452
173,688	4.000%, 10/31/2020	171,733
	Intergen NV, Term Loan
888,750	5.500%, 6/15/2020	889,310
	NGPL PipeCo, LLC, Term Loan
712,034	6.750%, 9/15/2017	708,695

	Total	2,546,190

	Total Bank Loans (cost $97,057,453)	95,711,892

Principal Amount	Long-Term Fixed Income (43.3%)	Value
Asset-Backed Securities (1.4%)
	Asset Backed Securities Corporation Home Equity Loan Trust
1,140,207	0.295%, 7/25/2036[d]	1,059,785
281,917	0.315%, 11/25/2036[d]	242,686
	Bayview Opportunity Master Fund Trust IIB, LP
1,681,759	3.623%, 7/28/2019*	1,681,599
	Countrywide Asset-Backed Certificates
884,172	5.530%, 4/25/2047	861,641
	GSAA Home Equity Trust
1,411,723	0.425%, 7/25/2037[d]	1,197,649
	J.P. Morgan Mortgage Trust
914,534	2.718%, 2/25/2036	814,912
	Renaissance Home Equity Loan Trust
677,415	5.746%, 5/25/2036[e]	506,617
1,000,000	6.011%, 5/25/2036[e]	734,235
1,432,668	5.797%, 8/25/2036[e]	935,584
	Residential Asset Mortgage Products Trust
947,387	5.991%, 3/25/2033[f]	917,199
	Vericrest Opportunity Loan Transferee
792,408	3.625%, 3/25/2054*	795,417

	Total	9,747,324

Basic Materials (1.0%)
	Anglo American Capital plc
200,000	1.184%, 4/15/2016[d,g]	201,126
	ArcelorMittal
1,080,000	6.000%, 3/1/2021	1,135,350
	Dow Chemical Company
106,000	8.550%, 5/15/2019	133,224
	First Quantum Minerals, Ltd.
485,000	6.750%, 2/15/2020[g]	489,850
770,000	7.000%, 2/15/2021[g]	780,587
	FMG Resources Pty. Ltd.
500,000	6.875%, 2/1/2018[g]	513,750
	Freeport-McMoRan Copper & Gold, Inc.
85,000	2.375%, 3/15/2018	85,216

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (43.3%)	Value
Basic Materials (1.0%) - continued
	Hexion US Finance Corporation/ Hexion Nova Scotia Finance ULC
$860,000	8.875%, 2/1/2018	$876,125
	INEOS Group Holdings SA
600,000	5.875%, 2/1/2019[g]	591,000
	LyondellBasell Industries NV
110,000	5.000%, 4/15/2019	121,429
	Mosaic Company
144,000	3.750%, 11/15/2021	149,394
	Sappi Papier Holding GmbH
600,000	6.625%, 4/15/2021[g]	621,000
	Trinseo Materials Operating SCA
1,074,000	8.750%, 2/1/2019	1,130,385
	Vale Overseas, Ltd.
73,000	6.250%, 1/23/2017	80,423
	Yamana Gold, Inc.
152,000	4.950%, 7/15/2024[g]	151,311

	Total	7,060,170

Capital Goods (0.9%)
	Brand Energy & Infrastructure Services, Inc.
575,000	8.500%, 12/1/2021[g]	577,875
	Cemex SAB de CV
1,290,000	5.700%, 1/11/2025[g]	1,242,915
	Crown Americas Capital Corporation IV
1,080,000	4.500%, 1/15/2023	1,020,600
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	671,000
	Harsco Corporation
216,000	2.700%, 10/15/2015	215,190
	L-3 Communications Corporation
205,000	1.500%, 5/28/2017	203,498
	Reynolds Group Issuer, Inc.
250,000	5.750%, 10/15/2020	254,375
610,000	6.875%, 2/15/2021	643,550
	RSC Equipment Rental, Inc.
250,000	8.250%, 2/1/2021	270,625
	Textron, Inc.
213,000	7.250%, 10/1/2019	254,210
	United Rentals North America, Inc.
610,000	7.375%, 5/15/2020	648,125

	Total	6,001,963

Collateralized Mortgage Obligations (14.6%)
	Alternative Loan Trust
1,799,892	6.000%, 6/25/2036	1,611,365
	American Home Mortgage Investment Trust
2,238,984	6.250%, 12/25/2036[e]	1,080,274
	Banc of America Alternative Loan Trust
910,308	0.655%, 4/25/2035[d]	776,835
2,194,420	6.000%, 11/25/2035	1,913,714

Principal Amount	Long-Term Fixed Income (43.3%)	Value
Collateralized Mortgage Obligations (14.6%) - continued
$1,459,666	0.955%, 5/25/2046[d]	$1,021,583
	Banc of America Funding Corporation
635,264	4.886%, 5/20/2036	527,013
	BCAP, LLC Trust
2,182,861	0.335%, 3/25/2037[d]	1,775,507
	Bear Stearns Adjustable Rate Mortgage Trust
1,143,556	2.430%, 10/25/2035[d]	1,133,931
493,912	2.973%, 2/25/2036	389,412
	Citicorp Mortgage Securities Trust
814,097	6.000%, 5/25/2037	835,554
	Citigroup Mortgage Loan Trust, Inc.
623,364	5.500%, 11/25/2035	580,674
	CitiMortgage Alternative Loan Trust
1,480,571	5.750%, 4/25/2037	1,279,613
	Countrywide Alternative Loan Trust
841,067	0.555%, 2/25/2035[d]	769,172
1,193,715	5.264%, 10/25/2035	997,077
485,106	5.500%, 2/25/2036	453,101
381,697	6.000%, 4/25/2036	332,053
1,321,555	6.500%, 8/25/2036	1,032,829
327,595	6.000%, 1/25/2037	297,604
1,263,332	5.500%, 5/25/2037	1,102,050
	Countrywide Home Loan Mortgage Pass Through Trust
2,512,624	2.532%, 11/25/2035	2,144,505
942,135	5.025%, 2/20/2036	842,980
	Credit Suisse First Boston Mortgage Securities Corporation
771,131	5.250%, 10/25/2035	767,389
	Deutsche Alt-A Securities Mortgage Loan Trust
1,393,042	0.888%, 4/25/2047[d]	1,238,518
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
208,482	5.500%, 10/25/2021	201,554
730,503	0.355%, 11/25/2035[d]	464,497
1,259,341	5.500%, 11/25/2035	1,190,509
	Federal Home Loan Mortgage Corporation
11,978,976	2.500%, 12/15/2022[h]	927,874
3,494,429	2.500%, 5/15/2027[h]	358,630
4,126,107	2.500%, 2/15/2028[h]	466,883
12,285,018	2.500%, 3/15/2028[h]	1,367,971
6,718,706	3.000%, 4/15/2028[h]	828,281
5,302,420	3.000%, 2/15/2033[h]	817,352
	Federal National Mortgage Association
5,223,423	2.500%, 2/25/2028[h]	567,595
4,150,720	3.000%, 4/25/2028[h]	539,331
5,149,151	3.500%, 1/25/2033[h]	782,193

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (43.3%)	Value
Collateralized Mortgage Obligations (14.6%) - continued
	First Horizon Alternative Mortgage Securities Trust
$1,538,230	2.250%, 3/25/2035	$1,383,605
	First Horizon Alternative Mortgage Securities Trust 2006-FA4
1,785,706	6.000%, 8/25/2036[d]	1,504,459
	First Horizon Mortgage Pass-Through Trust
1,634,422	2.556%, 8/25/2037	1,358,328
	GMACM Mortgage Loan Trust
2,585,078	4.598%, 5/25/2035	2,496,800
	Government National Mortgage Association
6,018,350	4.000%, 1/16/2027[h]	674,990
	Greenpoint Mortgage Funding Trust
1,090,462	0.355%, 10/25/2045[d]	860,034
	GSR Mortgage Loan Trust
341,655	0.345%, 8/25/2046[d]	328,409
	HomeBanc Mortgage Trust
1,230,119	2.203%, 4/25/2037	917,519
	IndyMac IMJA Mortgage Loan Trust
1,403,669	6.250%, 11/25/2037	1,272,607
	IndyMac Index Mortgage Loan Trust
2,369,794	4.723%, 10/25/2035	2,040,873
	J.P. Morgan Alternative Loan Trust
2,589,899	6.500%, 3/25/2036	2,292,038
	J.P. Morgan Mortgage Trust
290,942	6.500%, 1/25/2035	290,010
1,985,356	2.656%, 8/25/2035	1,991,400
700,122	2.509%, 10/25/2036	627,011
1,440,352	0.535%, 1/25/2037[d]	904,852
990,024	2.612%, 1/25/2037	883,773
917,316	6.250%, 8/25/2037	656,141
	Lehman Mortgage Trust
1,095,976	0.905%, 12/25/2035[d]	801,586
	Lehman XS Trust
1,200,000	5.500%, 9/25/2035[e]	1,055,148
	Master Asset Securitization Trust
1,163,630	0.655%, 6/25/2036[d]	707,123
	MASTR Alternative Loans Trust
345,540	6.500%, 7/25/2034	354,120
1,069,565	0.605%, 12/25/2035[d]	601,146
	Merrill Lynch Alternative Note Asset Trust
825,163	6.000%, 3/25/2037	623,286
1,366,581	6.000%, 3/25/2037	1,277,852
	Morgan Stanley Mortgage Loan Trust
859,197	5.524%, 11/25/2035	620,886
	MortgageIT Trust
1,885,111	0.415%, 12/25/2035[d]	1,744,483
1,419,467	0.355%, 4/25/2036[d]	1,081,075

Principal Amount	Long-Term Fixed Income (43.3%)	Value
Collateralized Mortgage Obligations (14.6%) - continued
	New Century Alternative Mortgage Loan Trust
$1,832,802	6.167%, 7/25/2036[e]	$1,267,889
	RALI Series 2006-QA9 Trust
2,911,923	0.335%, 11/25/2036[d]	2,120,177
	RALI Trust
2,739,776	5.750%, 4/25/2037	2,200,772
1,460,523	6.250%, 4/25/2037	1,214,818
617,618	6.000%, 6/25/2037	500,706
	Residential Accredit Loans, Inc.
1,382,186	5.750%, 9/25/2035	1,251,248
1,399,326	6.000%, 1/25/2037	1,190,993
	Residential Asset Securitization Trust
2,201,851	5.424%, 8/25/2022	2,015,266
950,300	5.500%, 4/25/2035	956,994
1,282,142	0.535%, 8/25/2037[d]	514,124
	RFMSI Trust
1,478,697	5.750%, 2/25/2036	1,368,156
2,278,982	6.000%, 7/25/2037	2,084,703
	Sequoia Mortgage Trust
1,934,933	2.664%, 9/20/2046	1,651,901
	Structured Adjustable Rate Mortgage Loan Trust
462,066	5.500%, 12/25/2034	449,852
1,459,206	5.122%, 7/25/2035	1,273,545
678,904	2.618%, 9/25/2035	581,621
1,249,707	4.758%, 5/25/2036	952,389
	Structured Asset Mortgage Investments, Inc.
2,028,379	0.465%, 12/25/2035[d]	1,600,733
1,591,088	0.365%, 5/25/2046[d]	1,233,791
	Suntrust Alternative Loan Trust
1,836,425	5.750%, 12/25/2035	1,648,428
	WaMu Mortgage Pass Through Certificates
1,120,486	2.042%, 11/25/2036	994,132
1,615,577	1.831%, 1/25/2037	1,391,076
193,659	2.239%, 8/25/2046	169,323
957,293	1.075%, 9/25/2046[d]	837,400
1,668,524	0.858%, 1/25/2047[d]	1,393,888
1,271,694	1.918%, 3/25/2047[d]	1,033,839
	Washington Mutual Alternative Mortgage Pass Through Certificates
1,316,140	0.755%, 6/25/2035[d]	990,492
1,407,424	6.000%, 11/25/2035	1,271,260
1,142,558	0.868%, 2/25/2047[d]	812,172
	Wells Fargo Mortgage Backed Securities Trust
2,503,015	2.609%, 7/25/2036	2,446,885
491,855	0.855%, 5/25/2037[d]	429,568
1,008,708	6.000%, 7/25/2037	1,005,307
1,591,418	6.000%, 11/25/2037	1,596,878

	Total	101,215,303

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
20

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (43.3%)	Value
Commercial Mortgage-Backed Securities (0.5%)
	Credit Suisse Mortgage Capital Certificates
$500,000	5.509%, 9/15/2039	$535,337
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049	1,473,907
	Morgan Stanley Capital, Inc.
1,350,000	5.406%, 3/15/2044	1,453,753

	Total	3,462,997

Communications Services (2.9%)
	21st Century Fox America, Inc.
170,000	3.700%, 9/15/2024[g]	168,492
	AMC Networks, Inc.
610,000	4.750%, 12/15/2022	602,375
	American Tower Corporation
189,000	7.000%, 10/15/2017	215,156
152,000	3.450%, 9/15/2021	149,021
	CC Holdings GS V, LLC
270,000	2.381%, 12/15/2017	273,138
	CCO Holdings, LLC
600,000	6.500%, 4/30/2021	625,500
	CenturyLink, Inc.
600,000	6.450%, 6/15/2021	642,000
	Cequel Communications Escrow 1, LLC
1,400,000	6.375%, 9/15/2020[g]	1,440,250
	Columbus International, Inc.
1,400,000	7.375%, 3/30/2021[g]	1,456,000
	Digicel, Ltd.
1,400,000	6.000%, 4/15/2021[g]	1,386,000
	DIRECTV Holdings, LLC
176,000	5.875%, 10/1/2019	201,698
	DISH DBS Corporation
160,000	6.750%, 6/1/2021	172,000
700,000	5.000%, 3/15/2023	671,563
	Frontier Communications Corporation
1,255,000	6.875%, 1/15/2025	1,239,313
	Hughes Satellite Systems Corporation
860,000	6.500%, 6/15/2019	913,750
	Level 3 Escrow II, Inc.
600,000	5.375%, 8/15/2022[g]	591,000
	Numericable Group SA
1,370,000	6.000%, 5/15/2022[g]	1,380,275
	SBA Tower Trust
300,000	3.598%, 4/16/2043[g]	299,924
	Sprint Communications, Inc.
850,000	9.000%, 11/15/2018[g]	981,750
	Telefonica Emisiones SAU
211,000	3.192%, 4/27/2018	217,618
	Time Warner Cable, Inc.
408,000	5.000%, 2/1/2020	453,388
	T-Mobile USA, Inc.
1,230,000	6.125%, 1/15/2022	1,236,150

Principal Amount	Long-Term Fixed Income (43.3%)	Value
Communications Services (2.9%) - continued
	Univision Communications, Inc.
$250,000	6.875%, 5/15/2019[g]	$260,625
610,000	7.875%, 11/1/2020[g]	653,463
	UPCB Finance V, Ltd.
860,000	7.250%, 11/15/2021[g]	920,200
	Verizon Communications, Inc.
115,000	2.625%, 2/21/2020[g]	113,557
152,000	4.500%, 9/15/2020	164,442
152,000	5.150%, 9/15/2023	168,320
	Wind Acquisition Finance SA
600,000	4.750%, 7/15/2020[g]	576,000
610,000	7.375%, 4/23/2021[g]	613,050
	Windstream Corporation
1,080,000	7.750%, 10/1/2021	1,150,200

	Total	19,936,218

Consumer Cyclical (2.0%)
	AMC Entertainment, Inc.
600,000	5.875%, 2/15/2022	604,500
	Brookfield Residential Properties, Inc.
850,000	6.500%, 12/15/2020[g]	881,875
	Chrysler Group, LLC
840,000	8.000%, 6/15/2019	891,450
	Delphi Corporation
216,000	6.125%, 5/15/2021	237,060
	Ford Motor Credit Company, LLC
220,000	5.000%, 5/15/2018	240,272
	General Motors Company
152,000	6.250%, 10/2/2043	177,840
	General Motors Financial Company, Inc.
860,000	3.250%, 5/15/2018	864,300
167,000	4.375%, 9/25/2021	170,757
	GLP Capital, LP
1,400,000	4.875%, 11/1/2020	1,427,566
	Hilton Worldwide Finance, LLC
1,080,000	5.625%, 10/15/2021[g]	1,112,400
	Jaguar Land Rover Automotive plc
500,000	4.125%, 12/15/2018[g]	500,350
710,000	5.625%, 2/1/2023[g]	734,850
	L Brands, Inc.
860,000	5.625%, 2/15/2022	896,550
	Lennar Corporation
610,000	12.250%, 6/1/2017	748,775
250,000	4.125%, 12/1/2018	247,500
	Macy’s Retail Holdings, Inc.
88,000	7.450%, 7/15/2017	101,322
	Royal Caribbean Cruises, Ltd.
1,400,000	5.250%, 11/15/2022	1,414,000
	Toll Brothers Finance Corporation
208,000	4.000%, 12/31/2018	207,740
	TRW Automotive, Inc.
136,000	7.250%, 3/15/2017[g]	149,600
	West Corporation
1,400,000	5.375%, 7/15/2022[g]	1,291,500

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
21

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (43.3%)	Value
Consumer Cyclical (2.0%) - continued
	Wynn Las Vegas, LLC
$860,000	5.375%, 3/15/2022	$875,050

	Total	13,775,257

Consumer Non-Cyclical (2.3%)
	Altria Group, Inc.
191,000	9.700%, 11/10/2018	246,046
	Anheuser-Busch InBev
	Worldwide, Inc.
220,000	7.750%, 1/15/2019	265,603
	Aviv Healthcare Properties, LP
600,000	6.000%, 10/15/2021	619,500
	CareFusion Corporation
70,000	1.450%, 5/15/2017	69,636
	ConAgra Foods, Inc.
218,000	2.100%, 3/15/2018	218,203
	Cott Beverages, Inc.
1,400,000	5.375%, 7/1/2022[g]	1,354,500
	CVS Health Corporation
106,000	2.250%, 12/5/2018	106,384
	Endo Finance LLC & Endo Finco, Inc.
250,000	7.000%, 7/15/2019[g]	261,875
610,000	7.000%, 12/15/2020[g]	637,450
	Envision Healthcare Corporation
1,400,000	5.125%, 7/1/2022[g]	1,379,000
	Forest Laboratories, Inc.
153,000	4.375%, 2/1/2019[g]	161,042
	Hawk Acquisition Sub, Inc.
860,000	4.250%, 10/15/2020	854,625
	HCA, Inc.
925,000	3.750%, 3/15/2019	904,188
	Hospira, Inc.
870,000	5.200%, 8/12/2020	936,804
	IMS Health, Inc.
490,000	6.000%, 11/1/2020[g]	502,250
	JBS Finance II, Ltd.
1,080,000	8.250%, 1/29/2018*	1,125,900
	JBS USA, LLC
610,000	5.875%, 7/15/2024[g]	585,600
	Lorillard Tobacco Company
204,000	8.125%, 6/23/2019	249,555
	Medco Health Solutions, Inc.
170,000	7.125%, 3/15/2018	197,926
	Mondelez International, Inc.
136,000	2.250%, 2/1/2019	135,010
	Ortho-Clinical Diagnostics, Inc.
1,375,000	6.625%, 5/15/2022[g]	1,252,969
	Pernod Ricard SA
110,000	5.750%, 4/7/2021[g]	125,275
	Perrigo Company, Ltd.
104,000	2.300%, 11/8/2018[g]	103,306
	SABMiller plc
75,000	6.500%, 7/15/2018[g]	86,557
	Safeway, Inc.
63,000	3.400%, 12/1/2016	63,610

Principal Amount	Long-Term Fixed Income (43.3%)	Value
Consumer Non-Cyclical (2.3%) - continued
	Spectrum Brands Escrow Corporation
$860,000	6.375%, 11/15/2020	$896,550
	Tenet Healthcare Corporation
1,080,000	8.125%, 4/1/2022	1,185,300
	Thermo Fisher Scientific, Inc.
212,000	2.400%, 2/1/2019	212,328
	Tyson Foods, Inc.
152,000	4.500%, 6/15/2022	161,095
	Valeant Pharmaceuticals International
250,000	6.875%, 12/1/2014[g]	258,125
	VPII Escrow Corporation
610,000	7.500%, 7/15/2021[g]	652,700

	Total	15,808,912

Energy (1.9%)
	Buckeye Partners, LP
152,000	2.650%, 11/15/2018	151,810
	Calumet Specialty Products Partners, LP
600,000	6.500%, 4/15/2021[g]	570,000
	Chaparral Energy, Inc.
600,000	7.625%, 11/15/2022	615,000
	CNPC General Capital, Ltd.
205,000	2.750%, 4/19/2017[g]	208,484
	Concho Resources, Inc.
860,000	5.500%, 10/1/2022	885,800
	El Paso, LLC
170,000	7.800%, 8/1/2031	205,700
	Enbridge Energy Partners, LP
1,215,000	8.050%, 10/1/2037	1,369,912
	Energy Transfer Partners, LP
104,000	6.700%, 7/1/2018	119,725
	Energy XXI Gulf Coast, Inc.
1,400,000	7.500%, 12/15/2021	1,372,000
	Ensco plc
167,000	4.500%, 10/1/2024	167,562
	EQT Corporation
105,000	5.150%, 3/1/2018	113,577
104,000	8.125%, 6/1/2019	127,384
	EQT Midstream Partners, LP
152,000	4.000%, 8/1/2024	149,833
	Hess Corporation
155,000	8.125%, 2/15/2019	191,074
	Linn Energy, LLC
860,000	6.250%, 11/1/2019	839,575
	Marathon Petroleum Corporation
125,000	3.625%, 9/15/2024	122,357
	MEG Energy Corporation
250,000	6.500%, 3/15/2021[g]	256,250
610,000	6.375%, 1/30/2023[g]	615,337
	Offshore Group Investment, Ltd.
860,000	7.500%, 11/1/2019	797,650
	Petrobras Global Finance BV
245,000	2.000%, 5/20/2016	244,988

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
22

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (43.3%)	Value
Energy (1.9%) - continued
	Plains All American Pipeline, LP
$156,000	3.600%, 11/1/2024	$153,103
	Range Resources Corporation
210,000	5.000%, 8/15/2022	214,725
	Regency Energy Partners, LP
1,080,000	5.000%, 10/1/2022	1,063,800
	Rosetta Resources, Inc.
600,000	5.875%, 6/1/2022	597,750
	Sabine Pass Liquefaction, LLC
1,080,000	5.750%, 5/15/2024[g]	1,098,900
	Suncor Energy, Inc.
136,000	6.100%, 6/1/2018	155,442
	Transocean, Inc.
205,000	6.000%, 3/15/2018	221,045
	Weatherford International, Ltd.
170,000	6.000%, 3/15/2018	191,232
104,000	9.625%, 3/1/2019	133,517
	Williams Companies, Inc.
152,000	3.700%, 1/15/2023	143,583

	Total	13,097,115

Financials (8.1%)
	Abbey National Treasury Services plc
110,000	3.050%, 8/23/2018	114,002
	ABN AMRO Bank NV
216,000	2.500%, 10/30/2018[g]	218,119
	Aegon NV
1,080,000	2.722%, 7/29/2049[d,i]	985,500
	AGI Life Holdings, Inc.
1,200,000	7.570%, 12/1/2045*	1,610,659
	American Express Company
1,250,000	6.800%, 9/1/2066	1,334,375
	American International Group, Inc.
120,000	8.250%, 8/15/2018	146,575
	Aviation Capital Group Corporation
162,000	3.875%, 9/27/2016[g]	166,624
	Banco do Brasil SA
1,860,000	9.000%, 12/31/2049[g,i]	1,804,386
	Bank of America Corporation
272,000	5.700%, 5/2/2017	298,238
237,000	5.650%, 5/1/2018	263,615
620,000	6.250%, 9/29/2049[i]	615,931
160,000	8.000%, 12/29/2049[i]	172,501
	Bank of New York Mellon Corporation
720,000	4.500%, 12/31/2049[i]	667,800
	Barclays Bank plc
150,000	5.140%, 10/14/2020	161,806
	BBVA Banco Continental SA
203,000	2.250%, 7/29/2016[g]	204,522
	BBVA International Preferred SA Unipersonal
1,545,000	5.919%, 12/29/2049[i]	1,573,969
	BNP Paribas SA
1,250,000	5.186%, 6/29/2049[g,i]	1,262,500

Principal Amount	Long-Term Fixed Income (43.3%)	Value
Financials (8.1%) - continued
	BPCE SA
$625,000	5.150%, 7/21/2024[g]	$644,070
	Citigroup, Inc.
212,000	8.500%, 5/22/2019	264,993
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
975,000	11.000%, 12/29/2049[g,i]	1,289,437
	Credit Agricole SA
620,000	6.625%, 9/29/2049[g,i]	591,186
	Credit Suisse Group AG
600,000	7.500%, 12/11/2049[g,i]	630,000
1,240,000	6.250%, 12/29/2049[g,i]	1,199,700
	CyrusOne, LP
860,000	6.375%, 11/15/2022	898,700
	DDR Corporation
136,000	9.625%, 3/15/2016	152,667
	Denali Borrower, LLC
1,370,000	5.625%, 10/15/2020[g]	1,409,387
	Discover Bank
68,000	8.700%, 11/18/2019	84,896
	Discover Financial Services
150,000	6.450%, 6/12/2017	168,015
	Fifth Third Bancorp
925,000	4.900%, 12/29/2049[i]	905,205
900,000	5.100%, 12/31/2049[i]	848,250
	GE Capital Trust I
620,000	6.375%, 11/15/2067	669,600
	General Electric Capital Corporation
1,200,000	6.250%, 12/15/2049[i]	1,293,000
	Genworth Financial, Inc.
205,000	7.700%, 6/15/2020	245,752
	Goldman Sachs Group, Inc.
70,000	6.250%, 9/1/2017	78,627
68,000	2.375%, 1/22/2018	68,706
144,000	2.625%, 1/31/2019	143,630
205,000	7.500%, 2/15/2019	244,447
	Hartford Financial Services Group, Inc.
185,000	6.000%, 1/15/2019	211,140
	HBOS plc
188,000	6.750%, 5/21/2018[g]	212,657
	HCP, Inc.
107,000	3.750%, 2/1/2019	112,703
	Health Care REIT, Inc.
186,000	4.700%, 9/15/2017	202,031
	HSBC Holdings plc
1,250,000	5.625%, 12/29/2049[i]	1,241,250
620,000	6.375%, 12/29/2049[i]	619,225
	Icahn Enterprises, LP
1,350,000	6.000%, 8/1/2020	1,387,125
	ILFC E-Capital Trust II
2,550,000	6.250%, 12/21/2065[d,g]	2,499,000
	ING Bank NV
200,000	4.125%, 11/21/2023	203,486
	ING Capital Funding Trust III
1,420,000	3.833%, 12/29/2049[d,i]	1,420,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
23

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (43.3%)	Value
Financials (8.1%) - continued
	International Lease Finance Corporation
$110,000	2.184%, 6/15/2016[d]	$108,900
610,000	5.875%, 8/15/2022	637,450
	Intesa Sanpaolo SPA
70,000	3.875%, 1/16/2018	72,992
156,000	3.875%, 1/15/2019	161,838
	J.P. Morgan Chase & Company
144,000	6.300%, 4/23/2019	167,030
334,000	3.875%, 9/10/2024	327,435
128,000	7.900%, 4/29/2049[i]	138,560
1,250,000	6.750%, 8/29/2049[i]	1,313,125
310,000	5.000%, 12/29/2049[i]	302,188
300,000	6.000%, 12/29/2049[i]	295,125
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058[g]	1,516,125
42,000	5.000%, 6/1/2021[g]	45,875
	Lincoln National Corporation
1,120,000	6.050%, 4/20/2067	1,145,200
	Lloyds Banking Group plc
1,200,000	6.413%, 1/29/2049[g,i]	1,281,000
1,310,000	5.920%, 9/29/2049[g,i]	1,323,100
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[g]	1,820,160
	MetLife, Inc.
600,000	6.400%, 12/15/2036	669,000
	Morgan Stanley
143,000	6.250%, 8/28/2017	160,667
110,000	4.875%, 11/1/2022	116,213
	Murray Street Investment Trust I
157,000	4.647%, 3/9/2017	168,047
	National City Corporation
136,000	6.875%, 5/15/2019	161,148
	Nomura Holdings, Inc.
141,000	2.750%, 3/19/2019	141,247
	Prudential Financial, Inc.
620,000	5.875%, 9/15/2042	657,200
1,225,000	5.625%, 6/15/2043	1,276,695
	QBE Capital Funding III, Ltd.
600,000	7.250%, 5/24/2041[g]	654,000
	RBS Capital Trust III
1,500,000	2.073%, 9/29/2049[d,i]	1,470,000
	Realty Income Corporation
131,000	2.000%, 1/31/2018	130,940
	Regions Bank
105,000	7.500%, 5/15/2018	122,417
	Reinsurance Group of America, Inc.
175,000	5.625%, 3/15/2017	190,791
	Royal Bank of Scotland Group plc
136,000	1.173%, 3/31/2017[d]	136,535
625,000	7.648%, 8/29/2049[i]	731,250
	SLM Corporation
170,000	6.250%, 1/25/2016	176,460
	Societe Generale SA
208,000	5.750%, 4/20/2016[g]	221,024
1,240,000	6.000%, 12/31/2049[g,i]	1,135,716

Principal Amount	Long-Term Fixed Income (43.3%)	Value
Financials (8.1%) - continued
$600,000	7.875%, 12/31/2049[g,i]	$600,000
	Swiss RE Capital I, LP
1,350,000	6.854%, 5/29/2049[g,i]	1,417,500
	Synchrony Financial
156,000	1.875%, 8/15/2017	156,215
156,000	3.750%, 8/15/2021	157,409
	Voya Financial, Inc.
300,000	5.650%, 5/15/2053	301,500
204,000	2.900%, 2/15/2018	209,871
	Wells Fargo & Company
600,000	5.900%, 12/29/2049[i]	611,250
	ZFS Finance USA Trust II
1,553,000	6.450%, 12/15/2065[g]	1,661,710

	Total	55,630,915

Foreign Government (0.2%)
	Mexico Government International Bond
1,570,000	4.000%, 10/2/2023	1,622,595

	Total	1,622,595

Mortgage-Backed Securities (4.0%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,600,000	3.500%, 10/1/2029[c]	2,733,047
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
2,500,000	3.500%, 10/1/2044[c]	2,555,273
11,850,000	4.000%, 10/1/2044[c]	12,487,678
8,850,000	4.500%, 10/1/2044[c]	9,548,320

	Total	27,324,318

Technology (0.5%)
	Alliance Data Systems Corporation
650,000	5.375%, 8/1/2022[g]	630,500
	Amkor Technology, Inc.
860,000	6.625%, 6/1/2021	896,550
	First Data Corporation
860,000	7.375%, 6/15/2019[g]	905,236
	Freescale Semiconductor, Inc.
860,000	6.000%, 1/15/2022[g]	872,900

	Total	3,305,186

Transportation (0.3%)
	American Airlines Pass Through Trust
128,380	4.950%, 1/15/2023	137,212
	Avis Budget Car Rental, LLC
1,415,000	5.125%, 6/1/2022[g]	1,390,238
	Burlington Northern Santa Fe, LLC
156,000	3.400%, 9/1/2024	153,825
	Delta Air Lines, Inc.
113,116	4.950%, 5/23/2019	121,458
93,266	4.750%, 5/7/2020	100,261

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
24

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (43.3%)	Value
Transportation (0.3%) - continued
	Korea Expressway Corporation
$200,000	1.625%, 4/28/2017[g]	$199,500
	United Air Lines, Inc.
155,436	10.400%, 11/1/2016	172,146

	Total	2,274,640

U.S. Government and Agencies (0.7%)
	U.S. Treasury Notes
2,000,000	0.500%, 7/31/2016	2,000,234
3,000,000	0.875%, 8/15/2017	2,985,702

	Total	4,985,936

Utilities (2.0%)
	Access Midstream Partners, LP
610,000	4.875%, 5/15/2023	626,013
	AES Corporation
610,000	7.375%, 7/1/2021	683,200
	Atlas Pipeline Partners, LP
860,000	4.750%, 11/15/2021	800,875
	Calpine Corporation
870,000	6.000%, 1/15/2022[g]	920,025
1,080,000	5.375%, 1/15/2023	1,044,900
	Commonwealth Edison Company
136,000	6.950%, 7/15/2018	158,466
	DCP Midstream Operating, LP
216,000	2.500%, 12/1/2017	220,397
	DCP Midstream, LLC
450,000	5.850%, 5/21/2043[g]	444,375
	Electricite de France SA
1,860,000	5.250%, 12/29/2049[g,i]	1,890,225
	Enel Finance International NV
110,000	5.125%, 10/7/2019[g]	121,296
	Enterprise Products Operating, LLC
1,390,000	7.034%, 1/15/2068	1,570,700
280,000	7.000%, 6/1/2067	295,996
	Exelon Generation Company, LLC
144,000	5.200%, 10/1/2019	159,665
	MidAmerican Energy Holdings Company
144,000	5.750%, 4/1/2018	162,617
	NRG Energy, Inc.
610,000	6.625%, 3/15/2023	628,300
	ONEOK Partners, LP
104,000	2.000%, 10/1/2017	104,592
110,000	3.200%, 9/15/2018	114,007
	PPL Capital Funding, Inc.
270,000	1.900%, 6/1/2018	268,841
	Southern California Edison Company
2,800,000	6.250%, 8/1/2049[i]	3,077,200

Principal Amount	Long-Term Fixed Income (43.3%)	Value
Utilities (2.0%) - continued
	TransCanada PipeLines, Ltd.
$600,000	6.350%, 5/15/2067	$619,500

	Total	13,911,190

	Total Long-Term Fixed Income (cost $288,965,470)	299,160,039

Shares	Common Stock (32.0%)	Value

Consumer Discretionary (3.0%)
900	Amazon.com, Inc.[j]	290,196
26,050	Barnes & Noble, Inc.[j]	514,227
7,600	Bayerische Motoren Werke AG	812,249
22,900	Best Buy Company, Inc.	769,211
18,400	Canon Marketing Japan, Inc.	354,453
16,900	Casio Computer Company, Ltd.[k]	282,420
1,900	Charter Communications, Inc.[j]	287,603
35,700	Comcast Corporation	1,919,946
86,500	Dixons Carphone plc	512,858
37,500	Dollar Tree, Inc.[j]	2,102,625
48,100	EDION Corporation	303,939
33,600	Hakuhodo Dy Holdings, Inc.	340,144
12,300	Hennes & Mauritz AB	508,605
105,802	Home Retail Group plc	284,950
38,700	Honda Motor Company, Ltd.	1,327,791
106,500	ITV plc	357,590
12,950	Kohl’s Corporation	790,338
14	Lear Corporation, Warrants, $0.01, expires 11/9/2014[j]	2,449
29,700	Lowe’s Companies, Inc.	1,571,724
181,000	Luk Fook Holdings International, Ltd.	526,463
9,450	Madison Square Garden Company[j]	624,834
35,950	Nautilus, Inc.[j]	430,321
6,200	Pandora AS	484,076
6,800	REA Group, Ltd.	257,219
4,600	Renault SA	332,764
3,200	RTL Group SA	274,004
46,800	Sekisui House, Ltd.	551,573
229,300	Seven West Media, Ltd.	322,337
149,000	SJM Holdings, Ltd.	283,678
84,800	Sky Network Television, Ltd.	416,814
19,700	Societe Television Francaise 1	265,477
29,900	Sumitomo Forestry Company, Ltd.	321,721
22,900	Suzuki Motor Corporation	759,483
19,600	Thomson Reuters Corporation	713,636
137,567	Trinity Mirror plc[j]	376,338
1,700	Volkswagen AG	351,065

	Total	20,625,121

Consumer Staples (2.1%)
5,100	British American Tobacco plc	287,386
35,850	Coca-Cola Company	1,529,361
15,450	Coca-Cola Enterprises, Inc.	685,362
21,150	CVS Health Corporation	1,683,329
26,327	Imperial Tobacco Group plc	1,133,527
10,420	Interparfums SA	268,354
6,600	Kerry Group plc	467,734

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
25

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (32.0%)	Value
Consumer Staples (2.1%) - continued
6,700	Nestle SA	$492,390
136,800	Nippon Suisan Kaisha, Ltd.[j]	360,341
27,950	Procter & Gamble Company	2,340,533
99,950	Rite Aid Corporation[j]	483,758
34,100	Wal-Mart Stores, Inc.	2,607,627
11,596	Wesfarmers, Ltd.	427,333
17,700	WhiteWave Foods Company[j]	643,041
15,900	Whole Foods Market, Inc.	605,949
183,000	Wilmar International, Ltd.	442,642

	Total	14,458,667

Energy (3.1%)
2,800	Anadarko Petroleum Corporation	284,032
14,550	Apache Corporation	1,365,808
155,089	Bankers Petroleum, Ltd.[j]	746,399
237,374	BP plc	1,736,460
39,144	BW LPG, Ltd.[g]	494,072
37,950	Cabot Oil & Gas Corporation	1,240,585
17,500	CAT Oil AG	331,646
42,750	Comstock Resources, Inc.	796,005
56,500	Eni SPA[k]	1,340,539
14,250	Ensco plc	588,668
21,200	EOG Resources, Inc.	2,099,224
43,600	ERG SPA	537,201
34,150	Exxon Mobil Corporation	3,211,808
29,600	Marathon Oil Corporation	1,112,664
18,884	Pacific Rubiales Energy Corporation	316,658
29,250	Pioneer Energy Services Corporation[j]	410,085
37,400	Royal Dutch Shell plc, Class B	1,478,561
84,800	Showa Shell Sekiyu KK	809,027
18,500	Southwestern Energy Company[j]	646,575
19,100	Total SA	1,236,810
8,950	Whiting Petroleum Corporation[j]	694,073

	Total	21,476,900

Financials (8.7%)
11,800	Aflac, Inc.	687,350
97,600	American Capital Agency Corporation	2,074,000
44,550	AmTrust Financial Services, Inc.[k]	1,773,981
300,000	Apollo Investment Corporation	2,451,000
183,600	Ares Capital Corporation	2,966,976
13,489	Australia & New Zealand Banking Group, Ltd.	364,637
198,400	Bank Leumi Le-Israel BMj	803,550
7,536	Bank of Nova Scotia	466,109
633,180	BlackRock Enhanced Equity Dividend Trust	5,192,076
25,050	Cash America International, Inc.	1,097,190
76,000	Cheung Kong Holdings, Ltd.	1,250,195
39,150	Citigroup, Inc.	2,028,753
14,230	Coresite Realty Corporation	467,740
19,850	Discover Financial Services	1,278,142
5,550	Erie Indemnity Company	420,746
38,550	F.N.B. Corporation	462,215
28,250	First Financial Bancorp	447,198
180,000	Golub Capital BDC, Inc.	2,871,000
45,100	Hang Seng Bank, Ltd.	723,714

Shares	Common Stock (32.0%)	Value
Financials (8.7%) - continued
13,300	Horace Mann Educators Corporation	$379,183
165,553	HSBC Holdings plc	1,682,221
62,600	Huntington Bancshares, Inc.	609,098
360,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	4,248,000
21,600	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,437,560
21,600	iShares MSCI Emerging Markets Minimum Volatility ETF	1,291,680
285,500	Israel Discount Bank, Ltd.[j]	491,140
54,900	KeyCorp	731,817
11,900	Lazard, Ltd.	603,330
37,100	Maiden Holdings, Ltd.	411,068
40,500	National Australia Bank, Ltd.	1,151,966
3,400	Prudential Financial, Inc.	298,996
37,850	Regions Financial Corporation	380,014
24,397	Royal Bank of Canada	1,743,810
140,000	Solar Capital, Ltd.	2,615,200
33,600	Sumitomo Mitsui Financial Group, Inc.[k]	1,369,015
5,200	Swiss Re AG	413,828
33,031	Toronto-Dominion Bank[k]	1,630,094
359,100	Two Harbors Investment Corporation	3,472,497
33,150	U.S. Bancorp	1,386,664
12,450	W.R. Berkley Corporation	595,110
47,550	Wells Fargo & Company	2,466,418
4,700	Zurich Insurance Group AGj	1,398,734

	Total	59,634,015

Health Care (3.7%)
26,950	AbbVie, Inc.	1,556,632
6,500	Actelion, Ltd.	761,319
20,350	Aetna, Inc.	1,648,350
54,750	Affymetrix, Inc.[j,k]	436,905
9,600	AmerisourceBergen Corporation	742,080
35,800	Astellas Pharmaceutical, Inc.	533,190
5,300	Bayer AG	737,437
4,550	Biogen Idec, Inc.[j]	1,505,185
5,093	Boiron SA	425,590
68,400	Boston Scientific Corporation[j]	807,804
23,300	Bruker Corporation[j]	431,400
9,550	Centene Corporation[j]	789,881
5,100	CSL, Ltd.	330,611
10,350	Eli Lilly and Company	671,197
78,435	Fisher & Paykel Healthcare Corporation, Ltd.	317,786
23,810	GlaxoSmithKline plc	543,916
17,150	Globus Medical, Inc.[j]	337,341
10,350	HCA Holdings, Inc.[j]	729,882
23,200	Healthways, Inc.[j]	371,664
16,493	ICON plc[j]	943,894
2,400	Illumina, Inc.[j]	393,408
17,550	Johnson & Johnson	1,870,654
5,400	Lonza Group AG	650,677
3,300	McKesson Corporation	642,411
17,300	Medicines Company[j]	386,136
26,000	Merck & Company, Inc.	1,541,280
12,000	Otsuka Holdings Company, Ltd.	413,619

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
26

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (32.0%)	Value
Health Care (3.7%) - continued
16,600	PAREXEL International Corporation[j]	$1,047,294
16,750	PharMerica Corporation[j]	409,203
9,700	Quintiles Transnational Holdings, Inc.[j]	541,066
23,400	Recordati SPA	382,712
2,200	Roche Holding AG - BR	636,082
1,700	Roche Holding AG - Genusschein	502,015
11,250	WellPoint, Inc.	1,345,725

	Total	25,384,346

Industrials (3.0%)
11,750	3M Company	1,664,740
19,200	Abertis Infraestructuras SA	378,617
11,700	Altra Industrial Motion Corporation	341,172
14,750	Caterpillar, Inc.	1,460,692
13,400	easyJet plc	308,358
92,600	General Electric Company	2,372,412
600	Georg Fischer AG	352,224
97,000	Hanwa Company, Ltd.	362,767
78,000	Hutchison Whampoa, Ltd.	942,911
70,700	ITOCHU Corporation	863,459
9,500	Kanamoto Company, Ltd.	351,361
32,850	KAR Auction Services, Inc.	940,496
18,900	KONE Oyj	756,672
5,750	Lockheed Martin Corporation	1,050,985
3,400	Mabuchi Motor Company, Ltd.	296,639
33,350	Meritor, Inc.[j]	361,848
21,200	Nordex SEj	387,213
2,350	Northrop Grumman Corporation	309,636
11,450	Patrick Industries, Inc.[j]	485,022
21,350	Quad/Graphics, Inc.	410,988
11,600	Raytheon Company	1,178,792
11,200	Safran SA	726,142
13,100	Siemens AG	1,558,804
20,000	Southwest Airlines Company	675,400
7,484	Stantec, Inc.	489,689
108,000	Toda Corporation	543,355
40,000	TOTO, Ltd.	440,064
9,500	Woodward, Inc.	452,390
22,952	WS Atkins plc	488,745

	Total	20,951,593

Information Technology (5.1%)
5,800	Accenture plc	471,656
33,550	Akamai Technologies, Inc.[j]	2,006,290
10,250	Ambarella, Inc.[j,k]	447,618
49,250	Apple, Inc.	4,961,937
30,150	Aspen Technology, Inc.[j]	1,137,258
23,100	AVG Technologies NVj	382,998
52,750	Broadcom Corporation	2,132,155
59,400	Brocade Communications Systems, Inc.	645,678
43,950	Calix, Inc.[j]	420,602
4,700	Cap Gemini SA	337,056
13,999	CGI Group, Inc.[j]	472,987
74,750	Cisco Systems, Inc.	1,881,457
10,750	Computer Sciences Corporation	657,362
2,010	Constellation Software, Inc.	505,197
55,900	Corning, Inc.	1,081,106

Shares	Common Stock (32.0%)	Value
Information Technology (5.1%) - continued
28,850	eBay, Inc.[j]	$1,633,775
20,200	Electronic Arts, Inc.[j]	719,322
57,450	EMC Corporation	1,680,987
14,750	Facebook, Inc.[j]	1,165,840
35,300	FUJIFILM Holdings NPV	1,084,667
36,000	Hitachi Kokusai Electric, Inc.	507,654
28,000	Hoya Corporation	940,247
29,950	Juniper Networks, Inc.	663,392
1,600	Keyence Corporation	694,698
12,000	Lexmark International, Inc.[k]	510,000
14,950	ManTech International Corporation	402,903
40,050	Marvell Technology Group, Ltd.	539,874
10,799	Melexis NV	492,327
20,450	NetApp, Inc.	878,532
11,700	NXP Semiconductors NVj	800,631
12,256	Open Text Corporation	677,940
18,350	Oracle Corporation	702,438
20,800	Pegasystems, Inc.	397,488
37,500	Polycom, Inc.[j]	460,687
4,100	QUALCOMM, Inc.	306,557
30,600	Texas Instruments, Inc.	1,459,314
9,800	Trend Micro, Inc.	332,056
5,600	Wincor Nixdorf AG	286,394

	Total	34,879,080

Materials (1.0%)
75,800	African Barrick Gold plc	268,867
832,175	Arrium, Ltd.	265,213
832,175	Arrium, Ltd. Rights[j]	729
973,928	Centamin plc	965,481
28,650	Dow Chemical Company	1,502,406
33,800	James Hardie Industries plc	353,624
337,000	Kobe Steel, Ltd.	547,278
13,350	Newmont Mining Corporation	307,717
16,000	Nippon Paint Company, Ltd.	360,926
29,878	Rio Tinto plc	1,464,009
13,350	Southern Copper Corporation	395,827
72,000	Tosoh Corporation	292,127
10,000	Voestalpine AG	394,893

	Total	7,119,097

Telecommunications Services (1.2%)
13,600	AT&T, Inc.	479,264
859,000	Bezeq Israel Telecommunication Corporation, Ltd.	1,482,827
155,420	BT Group plc	953,342
30,900	Nippon Telegraph & Telephone Corporation	1,916,241
336,000	Singapore Telecommunications, Ltd.	1,000,173
14,500	Verizon Communications, Inc.	724,855
423,400	Vodafone Group plc	1,395,190
106,150	Vonage Holdings Corporation[j]	348,172

	Total	8,300,064

Utilities (1.1%)
415,100	A2A SPA[k]	410,355
268,700	Electricidade de Portugal SA	1,171,714
35,200	Endesa SA	1,390,124
28,000	Fortum Oyj	682,698

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
27

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (32.0%)	Value
Utilities (1.1%) - continued
23,300	Gas Natural SDG SA	$685,413
49,200	GDF Suez[k]	1,233,965
114,900	Iberdrola SA	821,298
11,250	Otter Tail Corporation	300,037
25,000	Suez Environnement Company SA	422,860
19,500	Verbund AGk	392,719

	Total	7,511,183

	Total Common Stock (cost $218,104,243)	220,340,066

Shares	Preferred Stock (4.3%)	Value
Financials (4.0%)
50,000	Affiliated Managers Group, Inc., 5.250%	1,270,000
9,375	Agribank FCB, 6.875%[i]	1,001,367
63,000	Allstate Corporation, 5.100%	1,542,870
64,790	Annaly Capital Management, Inc., 7.500%[i]	1,580,876
1,200	Bank of America Corporation, Convertible, 7.250%[i]	1,375,800
61,780	Citigroup, Inc., 6.875%[i]	1,627,285
35,980	Citigroup, Inc., 7.875%	968,582
20,070	Cobank ACB, 6.250%[g,i]	2,108,604
24,000	Countrywide Capital V, 7.000%	616,800
30,000	DDR Corporation, 6.250%[i]	735,300
6,000	Farm Credit Bank of Texas, 6.750%[g,i]	629,250
78,200	Goldman Sachs Group, Inc., 5.500%[i]	1,857,250
72,000	HSBC USA, Inc., 6.500%[i]	1,805,760
375	M&T Bank Corporation, 6.375%[i]	390,117
47,580	Morgan Stanley, 6.875%[i]	1,243,265
44,100	Morgan Stanley, 7.125%[i]	1,186,731
40,500	PNC Financial Services Group, Inc., 6.125%[i]	1,106,055
18,000	Principal Financial Group, Inc., 5.563%[i]	1,823,400
15,000	Royal Bank of Scotland Group plc, 7.250%[i]	378,750
52,000	U.S. Bancorp 6.500%[i]	1,491,360
24,000	Wells Fargo & Company, 5.850%[i]	615,120
1,695	Wells Fargo & Company, Convertible, 7.500%[i]	2,038,255

	Total	27,392,797

Materials (0.3%)
31,000	CHS, Inc., 6.750%[i,j]	790,190
48,800	CHS, Inc., 7.100%[i]	1,298,080

	Total	2,088,270

Shares	Preferred Stock (4.3%)	Value
Utilities (<0.1%)
2,190	Southern California Edison Company, 4.670%[i]	$224,886

	Total	224,886

	Total Preferred Stock (cost $29,421,074)	29,705,953

Shares	Collateral Held for Securities Loaned (1.2%)	Value
8,486,475	Thrivent Cash Management Trust	8,486,475

	Total Collateral Held for Securities Loaned (cost $8,486,475)	8,486,475

Shares or Principal Amount	Short-Term Investments (10.1%)[l]	Value
	Federal Home Loan Bank Discount Notes
200,000	0.080%, 10/15/2014	199,994
100,000	0.090%, 10/21/2014	99,995
775,000	0.072%, 10/29/2014[m]	774,956
100,000	0.040%, 11/7/2014[m]	99,996
200,000	0.067%, 11/19/2014[m]	199,982
	Federal Home Loan Mortgage Corporation Discount Notes
300,000	0.062%, 11/24/2014[m]	299,972
	Federal National Mortgage Association Discount Notes
300,000	0.065%, 11/5/2014[m]	299,981
	Thrivent Cash Management Trust
67,527,688	0.050%	67,527,688

	Total Short-Term Investments (at amortized cost)	69,502,564

	Total Investments (cost $711,537,279) 104.8%	$722,906,989

	Other Assets and Liabilities, Net (4.8%)	(33,424,635)

	Total Net Assets 100.0%	$689,482,355

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
28

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of September 30, 2014.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of September 30, 2014.
f	All or a portion of the security is insured or guaranteed.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2014, the value of these investments was $65,204,214 or 9.5% of total net assets.
h	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	Non-income producing security.
k	All or a portion of the security is on loan.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At September 30, 2014, $1,074,926 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Fund owned as of September 30, 2014.

Security	Acquisition Date	Cost
AGI Life Holdings, Inc., 12/1/2045	7/19/2012	$1,258,945
Bayview Opportunity Master Fund Trust IIB, LP, 7/28/2019	7/30/2014	1,681,759
JBS Finance II, Ltd., 1/29/2018	8/11/2014	1,141,594
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	788,977

    Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$27,347,098
Gross unrealized depreciation	(15,977,388)

Net unrealized appreciation (depreciation)	$11,369,710

Cost for federal income tax purposes	$711,537,279

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
29

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	6,338,137	–	6,338,137	–
Capital Goods	4,697,721	–	4,697,721	–
Communications Services	29,438,642	–	27,380,863	2,057,779
Consumer Cyclical	18,098,465	–	18,098,465	–
Consumer Non-Cyclical	11,932,250	–	11,013,179	919,071
Energy	6,983,196	–	5,770,684	1,212,512
Financials	7,523,370	–	6,654,594	868,776
Technology	4,430,962	–	4,430,962	–
Transportation	3,722,959	–	3,722,959	–
Utilities	2,546,190	–	2,546,190	–
Long-Term Fixed Income
Asset-Backed Securities	9,747,324	–	9,747,324	–
Basic Materials	7,060,170	–	7,060,170	–
Capital Goods	6,001,963	–	6,001,963	–
Collateralized Mortgage Obligations	101,215,303	–	101,215,303	–
Commercial Mortgage-Backed Securities	3,462,997	–	3,462,997	–
Communications Services	19,936,218	–	19,936,218	–
Consumer Cyclical	13,775,257	–	13,775,257	–
Consumer Non-Cyclical	15,808,912	–	15,808,912	–
Energy	13,097,115	–	13,097,115	–
Financials	55,630,915	–	55,630,915	–
Foreign Government	1,622,595	–	1,622,595	–
Mortgage-Backed Securities	27,324,318	–	27,324,318	–
Technology	3,305,186	–	3,305,186	–
Transportation	2,274,640	–	2,274,640	–
U.S. Government and Agencies	4,985,936	–	4,985,936	–
Utilities	13,911,190	–	13,911,190	–
Common Stock
Consumer Discretionary	20,625,121	10,017,110	10,608,011	–
Consumer Staples	14,458,667	10,578,960	3,879,707	–
Energy	21,476,900	12,449,527	9,027,373	–
Financials	59,634,015	46,145,002	13,489,013	–
Health Care	25,384,346	19,149,392	6,234,954	–
Industrials	20,951,593	11,704,573	9,247,020	–
Information Technology	34,879,080	28,547,857	6,331,223	–
Materials	7,119,097	2,205,950	4,913,147	–
Telecommunications Services	8,300,064	1,552,291	6,747,773	–
Utilities	7,511,183	300,037	7,211,146	–
Preferred Stock
Financials	27,392,797	23,653,576	3,739,221	–
Materials	2,088,270	2,088,270	–	–
Utilities	224,886	–	224,886	–
Collateral Held for Securities Loaned	8,486,475	8,486,475	–	–
Short-Term Investments	69,502,564	67,527,688	1,974,876	–
Total	$722,906,989	$244,406,708	$473,442,143	$5,058,138

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	36,733	36,733	–	–
Total Asset Derivatives	$36,733	$36,733	$–	$–

Liability Derivatives
Futures Contracts	459,435	459,435	–	–
Total Liability Derivatives	$459,435	$459,435	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
30

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2014

(unaudited)

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(405)	December 2014	($88,668,452)	($88,631,719)	$36,733
5-Yr. U.S. Treasury Bond Futures	345	December 2014	40,899,726	40,798,945	(100,781)
Mini MSCI EAFE Index Futures	69	December 2014	6,543,789	6,346,965	(196,824)
S&P 500 Index Mini-Futures	100	December 2014	9,939,684	9,827,500	(112,184)
Ultra Long Term U.S. Treasury Bond Futures	48	December 2014	7,369,646	7,320,000	(49,646)
Total Futures Contracts					($422,702)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$5,220,211	$58,206,258	$54,939,994	8,486,475	$8,486,475	$58,081
Cash Management Trust- Short Term Investment	52,295,269	258,742,957	243,510,538	67,527,688	67,527,688	24,993
Total Value and Income Earned	57,515,480				76,014,163	83,074

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
31

Natural Resources Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Shares	Common Stock (99.0%)	Value
Integrated Oil & Gas (20.3%)
40,250	Chevron Corporation	$4,802,630
28,150	Occidental Petroleum Corporation	2,706,622
270,000	Petroleo Brasileiro SA ADR[a]	3,831,300
85,650	Suncor Energy, Inc. ADR	3,096,248
106,200	Total SA ADR[a]	6,844,590

	Total	21,281,390

Materials (13.3%)
9,950	Agnico Eagle Mines, Ltd.	288,849
60,800	Alcoa, Inc.	978,272
7,050	Avery Dennison Corporation	314,782
9,800	Ball Corporation	620,046
59,400	Barrick Gold Corporation	870,804
10,900	Crown Holdings, Inc.[b]	485,268
2,350	Eagle Materials, Inc.	239,300
34,050	Eldorado Gold Corporation	229,497
7,700	Franco-Nevada Corporation	376,376
60,800	Freeport-McMoRan, Inc.	1,985,120
41,300	Goldcorp, Inc.	951,139
29,700	International Paper Company	1,417,878
56,000	Kinross Gold Corporation[b]	184,800
3,100	Martin Marietta Materials, Inc.	399,714
10,550	MeadWestvaco Corporation	431,917
25,100	Newmont Mining Corporation	578,555
14,600	Owens-Illinois, Inc.[b]	380,330
6,800	Packaging Corporation of America	433,976
9,500	Rock-Tenn Company	452,010
3,550	Royal Gold, Inc.	230,537
12,900	Sealed Air Corporation	449,952
19,750	Silver Wheaton Corporation	393,618
34,300	Teck Resources, Ltd.	647,927
6,400	Vulcan Materials Company	385,472
45,250	Yamana Gold, Inc.	271,500

	Total	13,997,639

Oil & Gas Drilling (3.9%)
162,150	Rowan Companies plc	4,104,017

	Total	4,104,017

Oil & Gas Equipment & Services (20.9%)
58,200	Cameron International Corporation[b]	3,863,316
64,850	National Oilwell Varco, Inc.	4,935,085
82,650	Schlumberger, Ltd.	8,404,678
225,100	Weatherford International, Ltd.[b]	4,682,080

	Total	21,885,159

Oil & Gas Exploration & Production (35.5%)
80,900	Canadian Natural Resources, Ltd.	3,142,156
309,700	Cobalt International Energy, Inc.[b]	4,211,920
23,200	Concho Resources, Inc.[b]	2,909,048
53,450	EOG Resources, Inc.	5,292,619
59,900	EQT Corporation	5,483,246
116,450	Marathon Oil Corporation	4,377,355
113,750	Oasis Petroleum, Inc.[b]	4,755,888
40,300	SM Energy Company	3,143,400

Shares	Common Stock (99.0%)	Value
Oil & Gas Exploration & Production (35.5%) - continued
114,200	Southwestern Energy Company[b]	$3,991,290

	Total	37,306,922

Oil & Gas Refining & Marketing (5.1%)
63,150	Marathon Petroleum Corporation	5,346,911

	Total	5,346,911

	Total Common Stock (cost $97,766,634)	103,922,038

Shares	Collateral Held for Securities Loaned (10.5%)	Value
10,979,550	Thrivent Cash Management Trust	10,979,550

	Total Collateral Held for Securities Loaned (cost $10,979,550)	10,979,550

Shares or
Principal
Amount	Short-Term Investments (1.0%)[c]	Value
	Thrivent Cash Management Trust
1,049,980	0.050%	1,049,980

	Total Short-Term Investments (at amortized cost)	1,049,980

	Total Investments (cost $109,796,164) 110.5%	$115,951,568

	Other Assets and Liabilities, Net (10.5%)	(11,001,663)

	Total Net Assets 100.0%	$104,949,905

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,464,765
Gross unrealized depreciation	(7,309,361)

Net unrealized appreciation (depreciation)	$6,155,404

Cost for federal income tax purposes	$109,796,164

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
32

Natural Resources Fund

Schedule of Investments as of September 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2014, in valuing Natural Resources Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Integrated Oil & Gas	21,281,390	21,281,390	–	–
Materials	13,997,639	13,997,639	–	–
Oil & Gas Drilling	4,104,017	4,104,017	–	–
Oil & Gas Equipment & Services	21,885,159	21,885,159	–	–
Oil & Gas Exploration & Production	37,306,922	37,306,922	–	–
Oil & Gas Refining & Marketing	5,346,911	5,346,911	–	–
Collateral Held for Securities Loaned	10,979,550	10,979,550	–	–
Short-Term Investments	1,049,980	1,049,980	–	–
Total	$115,951,568	$115,951,568	$–	$–

There were no significant transfers between Levels during the period ended September 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Fund, is as follows:

Fund	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at September 30, 2014	Value September 30, 2014	Income Earned January 1, 2014 - September 30, 2014
Cash Management Trust- Collateral Investment	$5,291,600	$47,361,523	$41,673,573	10,979,550	$10,979,550	$39,618
Cash Management Trust- Short Term Investment	4,661,263	3,771,877	7,383,160	1,049,980	1,049,980	533
Total Value and Income Earned	9,952,863				12,029,530	40,151

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
33

Notes to Schedule of Investments

September 30, 2014

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options are valued at the last quoted sales price. Futures contracts are valued at the settle price on the exchange on which they trade. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service. Investments in mutual funds are valued at the net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies and procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Derivative Financial Instruments – Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain

34

Notes to Schedule of Investments

September 30, 2014

(unaudited)

netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses in the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative’s payables and/ or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign

35

Notes to Schedule of Investments

September 30, 2014

(unaudited)

currencies all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements.

Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

36

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 26, 2014	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 26, 2014	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: November 26, 2014	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer